UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

ITEM 1.	REPORT TO SHAREHOLDERS

•	Chairman’s Letter

i	Morningstar Ratings™

ii	Management Discussion and Analysis

1	Portfolio Highlights & Investments

34	Statements of Cash Flow

35	Statements of Assets & Liabilities

39	Statements of Operations

43	Statements of Changes in Net Assets

51	Notes to Financial Statements

59	Financial Highlights

68	Report of Independent Registered Public Accounting Firm

69	Fund Expenses

71	Trustees & Officers

Annual Report

Dear Shareholders

We at Payden & Rygel, the adviser to the Paydenfunds family of no-load, low expense, stock and bond mutual funds, are committed to maintaining our independence in an environment where private ownership and the absence of conflicts of interest are a rarity in the investment management industry. Our independence has allowed us to offer unbiased investment service and advice at a very low cost in an ever-changing corporate landscape.

Since 1983, Payden & Rygel has focused on building an independent financial advisory firm with both domestic and international investment roots. We have successfully managed investments through a variety of market environments, including some volatile times such as the stock market crash of 1987 and the liquidity crunch of 1998 brought on by the fall of Long-Term Capital Management. Within the delicate balance of world markets, our clients have been rewarded by our focus on risk management and adherence to a disciplined investment process.

There were not any definitive trends in either the stock or bond markets in 2004 and event risk was at a low level. Single digit investment returns proved to be the norm and we believe that these results should be viewed in the context of “real rates of return” (inflation adjusted). Since inflation remained at low levels, real returns were relatively favorable. We look forward to a continuation of this trend in 2005 and will be vigilant of investment opportunities in all strategies, but being ever mindful that preservation of capital is our first priority.

We remain committed to helping our clients meet their financial goals and objectives. After 20 years in the investment management industry our purpose remains the same: to build an independent financial services business around the evolving needs of our clients.

All of us at Paydenfunds wish you and your family a happy and healthy 2005.

Best wishes,

Joan A. Payden

Chairman & CEO

Payden & Rygel Investment Group

October 31, 2004

	Overall	3 Year Rating	5 Year Rating	10 Year Rating	Morningstar Category	Number of Funds
Paydenfund						Overall/ 3 Year	5 Year	10 Year
Core Bond		4	4	4	Intermediate-term bond	695	530	253

GNMA		5	4		Intermediate government	307	259

High Income		3	4		High yield bond	347	275

Opportunity Bond		5	4		Intermediate-term bond	695	530

Short Bond		3	4	4	Short-term bond	209	166	97

U.S. Government		4	4		Short government	144	133

An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a funds monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars and the next 22.5% receive four stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Paydenfunds.

FIXED INCOME MARKETS

Short Duration Strategies

The Federal Reserve Board kept the overnight lending rate at its historic low of 1.00% for the second half of 2003. In June 2004, after several months of stronger employment reports, the Fed began its “measured pace” of interest hikes. It raised the benchmark rate three times, in 0.25% intervals, to 1.75% as of October 31, 2004.

In this rising interest rate environment, we shortened the average maturity of the Bunker Hill Money Market Fund from 60-45 days. As interest rates rose, this shorter average maturity profile allowed for a faster reinvestment of maturities into higher yielding investments, generating better returns. In addition, we purchased U.S. government sponsored callable agency securities for their added yield. For the year ended October 31, 2004, the Fund returned 0.99%, which compares to 0.42% for the Lipper Money Market Average, the Fund’s benchmark.

Initially, the Limited Maturity Fund’s performance was adversely impacted by the sudden upward shift in interest rates during April 2004. However, the Fund recouped its underperformance from an increased allocation to higher yielding sectors such as asset-backed securities, corporate bonds, and mortgage-backed securities. For the year ended October 31, 2004, the fund outperformed its benchmark, the Merrill Lynch 90-day Treasury Bill Index, returning 1.19% versus 1.16%.

We increased the allocation to BBB rated corporate bonds in the Short Bond Fund. We believed that these securities would benefit from an improving economic environment. These securities generated higher income, as well as substantial price appreciation during the latter part of 2004. The mortgage backed holdings also contributed positively to performance by producing yields as high as 1.50% above similar maturity U.S. Treasury bonds. The Short Bond Fund generated a 1.88% return compared to its benchmark, the Merrill Lynch 1-3 Year Treasury Index, which returned 1.73% for the year ended October 31, 2004.

Similar to the Short Bond Fund, the U.S. Government Fund benefited from its allocation to yield-enhancing mortgage backed securities issued by government-sponsored entities such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The U.S. Government Fund returned 2.42%, while its benchmark, the Merrill Lynch 1-5 Year Treasury Index returned 2.38% for the year ended October 31, 2004.

Intermediate Duration Strategies

The Payden GNMA Fund returned 4.89% for the year ended October 31, 2004. Its benchmark, the Merrill Lynch GNMA Master Index, returned 5.23%. The Fund had a slight underperformance for the period due to large outflows, which kept a larger than normal cash allocation. In addition, the Fund kept a more conservative structure that cost it in terms of yield. The Fund continues to purchase a large portion of its’ securities in the generic To Be Announced (TBA) mortgage market which allows for efficient exposure to the GNMA mortgage market. The Fund also continued to diversify its holdings into Adjustable Rate Mortgages (ARMS), reflecting issuance patterns that also coincide with relative value. Interest rates in the U.S. are still low and attaining yields higher than 5.00% without taking significant credit risk is challenging. We anticipate the Fund and the mortgage market will provide solid returns over the coming year if prepayment risk and supply/demand technicals remain balanced.

The Payden Real Return Fund was launched February 27, 2004. Since that time, the Fund has returned 3.06% versus the benchmark Lehman U.S. TIPS Index return of 3.26%. Inflation linked securities performed well for the period as high oil prices increased fears of inflation. The Fund continues to benefit from its strategy of cash management underlying a portfolio of TIPS, while recently it was hurt by a shorter than index duration.

For the fiscal year ended October 31, 2004, the Payden Core Bond Fund performed in line with its benchmark, returning 5.49% versus 5.54% for the Lehman Aggregate Index. This performance came despite the worst quarter for bonds in 10 years — the second quarter of 2004. The sell off was sparked by stronger than expected employment data and an unexpected uptick in inflation. The 10 year Treasury yield rose from a low below 3.70% to a high over 4.80% in the space of 2 months. Since that time, economic data has been lackluster and interest rates have fallen as doubts about the strength of the economy began to surface. Fund strategists were biased to be longer than the duration of the index through the first part of the year, gradually changing to shorter than index bias toward the end of the period as they felt the market underestimated the fundamental strength in the economy. These duration moves

v

were a positive for performance over the fiscal year. Consistent with strategists’ view of underlying economic strength, the Fund was overweight corporate bonds through the period as those securities earn additional yield and should perform well in a recovering economy. As doubts about the recovery grew, yields on these bonds increased, causing them to under perform for the period.

In addition to traditional investment grade fixed income sectors, the Payden Opportunity Bond Fund also invests in below investment grade sectors such as high yield and the emerging markets. These sectors were mixed for the period, and the Fund generated performance of 5.21% for the year ended October 31, 2004, which slightly under performed the benchmark Lehman Aggregate Index, which posted a 5.54% return. The high yield market performed well for the year, adding to performance as corporate balance sheets were delivered and default rates dropped to surprisingly low levels. Emerging markets securities hurt relative performance, as rising short-term interest rates caused many speculative investors to flee the asset class, pushing down prices.

Global Strategies

The Federal Reserve intimated at its January 2004 meeting that overnight rates would have to, over time, be increased from its then historical low of 1.00% back to more normal levels. The timing of this shift in the Federal Open Market Committee (FOMC) policy caught investors by surprise, but other central banks like the Bank of England, the Reserve Bank of New Zealand, and the Reserve Bank of Australia had already initiated rate hikes of their own. With global liquidity conditions still in a stimulative mode, overheated domestic housing markets and the specter of potentially higher inflation spurred these banks to move preemptively. However, as these rate hikes started to take effect, global Gross Domestic Product (GDP) growth lost some momentum in the second half of the year resulting in bonds rallying back towards the lower end of the 2004 trading range.

Euroland remained a divided region economically with the peripheral countries exhibiting healthy gains while Germany and Italy continued to anchor down overall expectations. The European Central Bank is inclined to hold overnight rates steady at 2.00% as GDP shows no signs of being revised significantly higher. Japan has shown signs of economic life that has investors believing that the worst economically may be finally behind them. With strong GDP growth, investors have now started to factor in a possible early 2006 end to the Bank of Japan’s Zero Interest Rate Policy signifying that Consumer Price Index (CPI) has finally turned positive after years of steady deflation.

The Payden Global Short Bond Fund returned 2.83% during the year ended October 31, 2004, compared to the 1.73% return for its benchmark, the Merrill Lynch 1-3 year Treasury Index. The Fund’s positive relative performance was primarily due to its exposure to credit markets. The emerging market and high yield asset classes benefited from positive fundamental improvements, as well as healthy inflows, as the search for yield continued in a low interest rate environment. Improving technical and credit fundamentals also supported the Fund’s investments in select high-grade corporate securities in the United States, Europe and “transition countries” such as Mexico, Chile and Malaysia.

The Global Fixed Income Fund returned 3.74% for the year ended October 31, 2004, versus the Citigroup World Government Bond Index – Hedged, which returned 4.69% and the Lehman U.S. Treasury Index, which returned 4.98%. In a year where the conviction of the sustainability of the U.S. led global recovery vacillated extensively, the Fund took advantage of this shifting sentiment by opportunistically establishing either overweight or underweight positions in the U.S. and Euroland. The Fund’s ongoing commitment to below investment grade U.S. corporates helped returns as rapidly declining default rates and the lack of high profile bankruptcies allowed holders of this sector to clip the higher coupons without principal losses. However, our exposure to below investment sovereigns in April and May detracted from performance as technical selling pressures associated with the Fed’s shift in policy timing for future rate increases detracted from performance.

High Yield Strategies

The U.S. high yield market generated robust returns for the fiscal year ended October 31, 2004. The performance of the market was driven by the twin pillars: strong fundamentals and good technicals. In terms of fundamentals, most of the bellwether high-yield issuers met or exceeded their quarterly earnings expectations during the past year. A major driver of the market, high yield default rates declined markedly during the last twelve months. The default rate stood at 5.95% at October 31, 2003 but is now below 2.3%. The market has continued its purification process and the high yield market is as healthy as it has been in many years. While the market in 2004 has not seen the type of retail mutual fund inflows experienced in 2003, the high-yield market has very good liquidity, with investment managers and insurance companies allocating more monies to the asset class. New issuance during the last twelve months has been strong and has absorbed much, if not all, of the excess liquidity.

For the fiscal year ended October 31, 2004, the Payden High Income Fund was up 9.74%. The Fund’s focus on the higher-quality BB/B rated segment of the market, as opposed to the more volatile CCC rated segment, resulted in the Fund under performing its benchmark, the Merrill Lynch High Yield Index was up 12.07% during the period. Much of the benchmark’s out performance was driven by the CCCs, which were up 5.1% during the last two months of 2003. In 2004, there has been little dispersion between the ratings sectors, with all three (BBs, Bs & CCCs) essentially performing in line.

Emerging Market Strategies

The emerging market asset class has been a strong performer over the fiscal year ended October 31, 2004. Emerging market bond spreads tightened by approximately 50 basis points during this period, and investors also benefited from the high average coupon of emerging market debt. Many emerging market countries exhibited strong growth and improving macroeconomic fundamentals, with rating upgrades far outpacing downgrades. High commodity prices benefited oil-exporting countries including Russia, Mexico, Venezuela and Nigeria. In Latin America, Brazil’s economic growth has been strong, bolstered by growing exports, and Brazil was upgraded to BB- by S&P. In Central and Eastern Europe, credit fundamentals continued to improve and the rating agencies upgraded several countries, including Russia, Turkey, Bulgaria and Ukraine. Almost 50% of the emerging market universe is now in investment grade territory.

The Payden Emerging Market Bond Fund returned 11.04% over the year ended October 31, 2004, as compared to the 12.48% return for the J.P. Morgan EMBI Global Diversified Index, the Fund’s benchmark. The Fund’s strategy has been to overweight Latin America, Eastern Europe and Russia and underweight Asia and Africa. The lower quality sectors (including CCC-rated, not-rated and defaulted debt) have outperformed the rest of the market, supported by demand from investors looking for added yield. The Fund, however, does not focus on this area of the market and favors countries with improving fundamentals.

Tax Exempt Strategies

During the period ended October 31, 2004, the municipal market faced new challenges, saw unique investment opportunities and brought new participants to the market place. The interest rate environment moved from volatile yet range bound in the first half of the year, through dramatic sell off in the third quarter, to a modest rally in the final months of the fiscal year. The yield curve flattened nearly one full percentage point, with short-term yields rising 0.75% and long-term yields declining 0.22%.

Market participants faced many obstacles as they sought positive returns for the year. First, conflicting economic releases created short-term volatility against a backdrop of when and how far interest rates would rise if the Federal Reserve began to tighten rates. Second, supply/demand imbalances added a tumultuous tone to the market. For example, primary market supply dropped sharply during the December holiday season, which also caused secondary market activity to fall. The lack of trading left the market without a means for price discovery, leading to illiquidity. March brought a glut of supply as issuers rushed to the market ahead of the anticipated monetary tightening policy. Again, market liquidity deteriorated. Finally, while state and local governments began to see improved financial numbers, they struggled to close budget gaps with accounting gimmicks, deficit bond issuance and other one time fixes. Ratings agencies were critical of these moves, resulting in a number of credit downgrades.

The state of California began the year with a new governor and a new fiscal recovery plan. Governor Schwarzenegger’s first order of business was to repeal a Motor Vehicle Fee increase and convince voters to approve an unprecedented $15 billion budget deficit bond measure. Rating agencies slashed the state’s credit rating to Baa1/BBB and credit premiums for the state’s bonds widened to 0.75% over AAA-rated bonds. After voters approved the deficit financing measure and the state’s cash crisis passed, investors scrambled to buy the state’s bonds, leading credit premiums to tighten 0.50% by the end of the year and rating agency upgrades to A3/A.

The Payden Tax Exempt Bond Fund posted a return of 4.16% while its benchmark the Lehman Quality Intermediate Index returned 4.35% for the year ended October 31, 2004. Fund managers focused on higher yielding securities such as lease revenues, healthcare, student housing and bonds subject to the Alternative Minimum Tax. Additionally, increased allocations to the state of California’s bonds relative to the index enhanced returns as credit premiums narrowed dramatically. Allocations to short-term securities held back returns as longer bonds performed better.

The California Municipal Income Fund posted a return of 4.24% and its benchmark, the Lehman California Intermediate Index, returned 5.43% for the year ended October 31, 2004. Allocations to bonds longer than the index enhanced returns; however, this was moderated by allocations to bonds shorter than 5 years. The Fund’s overall shorter duration profile also detracted from returns; however, the Fund’s performance was in line with its peer group.

EQUITY MARKETS

After a strong 2003, U.S. markets seemed poised for a second consecutive year of positive returns, although modest. The market started the year strong, continuing the momentum gained last year. However, stock prices peaked in mid-February and the rally ceased as uncertainty in the investment environment left investors unsure of how to position their portfolios. The spring and summer months were defined by several events: a deteriorating situation in the Middle East, the first of several interest rate hikes by the Federal Reserve since May 2000, oil prices above $50 per barrel, and a close U.S. Presidential election.

Although the technology sector was one of the worst performing areas this year, several Internet companies continued to shine, further entrenching their dominant presence in their spaces. Yahoo! and eBay Inc. were two of the best performers out of the established Internet companies, and search engine company Google Inc. had one of the highest profile initial public offerings ever. Google’s shares more than doubled soon after its offering, causing many investors to remember the frenzied market of the late 1990’s.

The year also saw its share of investigations. Companies that investors used to consider “blue chip,” high-quality stocks, such as AIG, Fannie Mae and Merck, suddenly became the companies that cast doubt upon corporate integrity. Energy has been by far the best performing sector, and with expectations of higher oil prices in the future, this sector should continue to do well.

Paydenfunds equity mutual funds are actively managed with a focus on companies with positive earnings and strong fundamentals. Over time, this emphasis has paid off. The firm’s portfolio structures for most of the year maintained an overweight to the energy sector and underweights to the technology and health care sectors. Despite the energy sector’s strong recent advance, fund strategists still expect strong performance going forward. Healthcare should recover as valuations have become reasonable and investors become comfortable with the results of the recent Presidential election.

The Payden Growth & Income Fund, which is comprised of large-cap value stocks, returned 10.32% for the year ended October 31, 2004. The Fund underperformed its benchmark, the Standard & Poor’s 500 BARRA Value Index, which returned 14.47%. The Fund trailed its benchmark this year as holdings in Merck & Co., which was hurt by the side effects of its painkiller drug Vioxx, and Citigroup Inc., which underperformed due to its withdrawal from the private banking business in Japan, lagged. Still, the Fund benefited from strong performances from holdings Exxon Mobil and Verizon Communications.

The Payden Market Return Fund returned 10.75%, outperforming the S&P 500 Index, which returned 9.41% during the year ended October 31, 2004. The Fund employs a strategy of using S&P 500 futures to achieve index returns less financing costs. Short-term bonds are used to outperform the futures’ financing costs. Two factors contributed to the Fund’s positive performance: efficient trading of the index futures to minimize financing costs, and the management team’s emphasis on protecting the fund from rising interest rates while investing in short-term bonds with attractive yields.

The Payden U.S. Growth Leaders Fund, which is comprised of large-cap growth stocks, returned 6.51% for the year ended October 31, 2004. The Fund outpaced its benchmark, the Russell 1000 Growth Index, which returned 3.39% for the year. As the economy and consumer sentiment improved this year, the Fund benefited from holdings with strong earnings momentum. Success stories in the Fund included Symantec, the Internet security company, and energy stock Occidental Petroleum, one of the Fund’s largest holdings.

Small-cap stocks once again outperformed the S&P 500 Index this fiscal year, as they have for the past six years due to superior earnings growth from these niche companies. The Payden Small Cap Leaders Fund returned -8.59%, which lagged its benchmark, the Russell 2000 Growth Index, which returned 5.54% for the year ended October 31, 2004. Sector selection added value over the benchmark return, but stock selection, particularly in the industrial and technology sectors detracted significantly from relative performance. Companies with significant capital price appreciation included biotechnology company VaxGen and KCS Energy.

The Fund seeks a high level of total return that is consistent with preservation of capital, by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality
AAA	25%
AA	5%
A	15%
BBB	35%
BB	19%
B	1%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Bermuda (USD) (0%)
440,000	Ingersoll-Rand, 6.25%, 5/15/06	$462
Bulgaria (USD) (3%)
4,571,429	Bulgaria Government Bond, 2.75%, 7/28/12	4,560
Canada (EUR) (1%)
750,000	Alcan Inc., 5.50%, 5/2/06	998
Croatia (USD) (2%)
3,029,043	Croatia, 2.81%, 7/31/06	3,029
France (EUR) (3%)
500,000	Banque PSA Finance, 4.875%, 1/30/07	667
750,000	Carrefour SA, 4.50%, 3/18/09	1,001
470,000	France Telecom, 7.00%, 12/23/09	691
600,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	796
390,000	Total S.A., 5.75%, 9/29/05	514
930,000	Veolia Environment, 5.875%, 6/27/08	1,291
Germany (EUR) (1%)
400,000	BMW U.S. Capital LLC, 2.75%, 2/10/06	513
500,000	Bundesobligation, 4.00%, 2/16/07	660
200,000	Deutsche Telekom, 5.25%, 5/20/08	273
Germany (USD) (0%)
500,000	Deutsche Telekom, 8.25%, 6/15/05	517
Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,361
Italy (EUR) (0%)
395,000	Olivetti Finance NV, 5.875%, 1/24/08	545
Malaysia (USD) (3%)
3,035,000	Petronas, 7.125%, 10/18/06	3,267
600,000	Tenaga Nasional, 7.625%, 4/29/07	660
Mexico (USD) (7%)
1,400,000	Grupo Televisa SA, 8.00%, 9/13/11	1,617
1,400,000	Telefonos De Mexico, 8.25%, 1/26/06	1,489
5,900,000	United Mexican States, 10.375%, 2/17/09	7,289
Netherlands (EUR) (0%)
400,000	Unilever NV, 5.125%, 6/7/06	532
Netherlands (USD) (1%)
750,000	Aegon NV, 1.91%, 5/13/05	751
Panama (USD) (2%)
2,200,000	Republic of Panama, 8.25%, 4/22/08	2,415
Russia (USD) (5%)
7,000,000	Russia, 8.25%, 3/31/10	7,700

Principal or Shares	Security Description	Value (000)
South Africa (USD) (2%)
2,500,000	South Africa, 9.125%, 5/19/09	$2,981
United States (USD) (56%)
625,000	Allied Waste NA, 7.625%, 1/1/06	647
650,000	American Electric Power Co. Inc., 6.125%, 5/15/06	680
750,000	American General Finance, 1.82%, 8/16/07	747
630,000	American Standard, 7.375%, 2/1/08	696
750,000	AmerisourceBergen Corp., 8.125%, 9/1/08	825
750,000	Arvinmeritor Inc., 6.80%, 2/15/09	765
450,000	Autonation Inc., 9.00%, 8/1/08	518
745,000	Ball Corp., 7.75%, 8/1/06	799
1,150,000	Bank One Corp., 6.875%, 8/1/06	1,230
440,000	Bear Stearns Co. Inc., 6.50%, 5/1/06	464
650,000	Bellsouth Corp., 5.00%, 10/15/06	675
700,000	Chesapeake Energy Corp., 8.375%, 11/1/08	763
700,000	CIT Group Inc., 7.375%, 4/2/07	767
700,000	Clear Channel Communication, 6.00%, 11/1/06	735
650,000	Conoco Funding, 5.45%, 10/15/06	681
1,150,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,198
1,339,968	CWHL 2004-12, 3.97%, 8/25/34	1,355
325,000	D.R. Horton Inc., 10.50%, 4/1/05	337
300,000	D.R. Horton Inc., 7.50%, 12/1/07	328
725,000	Dana Corp., 6.50%, 3/1/09	763
500,000	Disney (Walt) Company, 6.75%, 3/30/06	527
335,000	Dominion Resources Inc., 7.625%, 7/15/05	347
400,000	Echostar DBS Corp., 5.26%, 10/1/08	416
600,000	EOP Operating LP, 6.625%, 2/15/05	607
500,000	ERAC USA Finance Co. 144A, 8.25%, 5/1/05 (b)	513
48,000	Felcor Lodging LP, 10.00%, 9/15/08	50
6,000,000	FHLB Disc Note, 1.90%, 1/7/05 (c)	5,978
600,000	First Union Corp., 7.55%, 8/18/05	624
3,427,947	FNMA #794792, 5.25%, 10/1/34	3,498
6,300,000	FNMA Disc Note, 1.73%, 12/8/04 (c)	6,288
3,000,000	FNMA Disc Note, 1.95%, 1/24/05 (c)	2,986
1,245,000	Ford Motor Credit, 6.875%, 2/1/06	1,294
650,000	FPL Group Capital Inc., 3.25%, 4/11/06	654
700,000	Freescale Semiconductor 144A, 4.82%, 7/15/09 (b)	725
725,000	Gap Inc., 6.90%, 9/15/07	787
1,300,000	General Motors Acceptance Corp., 6.125%, 9/15/06	1,349
675,000	Georgia-Pacific Corp., 7.50%, 5/15/06	715
475,000	Grant Prideco Escrow, 9.00%, 12/15/09	533

9	Paydenfunds

Principal or Shares	Security Description	Value (000)
500,000	Harrahs Operating Co., 7.875%, 12/15/05	$525
510,000	HCA Inc., 7.00%, 7/1/07	540
200,000	HCA-Healthcare, 7.125%, 6/1/06	210
102,000	Host Marriott Corp., 7.875%, 8/1/08	105
725,000	KB Home, 8.625%, 12/15/08	821
500,000	Kellogg Co., 6.00%, 4/1/06	522
350,000	L-3 Communications Corp., 8.00%, 8/1/08	361
1,250,000	Liberty Media Corp., 3.50%, 9/25/06	1,251
500,000	Mandalay Resort Group, 10.25%, 8/1/07	570
300,000	Masco Corp., 6.75%, 3/15/06	316
750,000	MBNA America Bank, 5.375%, 1/15/08	790
750,000	Merrill Lynch, 2.235%, 1/26/07	750
700,000	MGM Mirage Inc., 6.00%, 10/1/09	725
375,000	Morgan Stanley, 2.235%, 7/27/07	375
900,000	National Rural Utilities, 3.00%, 2/15/06	903
600,000	Nisource Finance Corp., 7.625%, 11/15/05	629
475,000	Park Place Entertainment Corp., 7.875%, 12/15/05	498
250,000	Park Place Entertainment Corp., 9.375%, 2/15/07	279
725,000	Penney (JC) Co., 7.60%, 4/1/07	796
450,000	PHH Corp., 6.00%, 3/1/08	482
600,000	Progress Energy Inc., 6.75%, 3/1/06	629
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	774
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	704
650,000	Ryland Group, 8.00%, 8/15/06	699
700,000	Saks Inc., 8.25%, 11/15/08	767
350,000	Sequa Corp., 9.00%, 8/1/09	391
600,000	Simon Property Group LP, 6.375%, 11/15/07	648
475,000	Smithfield Foods Inc., 8.00%, 10/15/09	527
350,000	Solectron Corp., 9.625%, 2/15/09	391
1,290,000	Sprint Capital Corp., 7.125%, 1/30/06	1,357
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	807
600,000	Target Corp., 5.50%, 4/1/07	634
1,265,000	TCI Communications Inc., 6.875%, 2/15/06	1,324
1,150,000	Time Warner Inc., 7.75%, 6/15/05	1,182
500,000	Toll Brothers Inc., 8.25%, 2/1/11	545
100,000	U.S. Treasury Note, 1.875%, 11/30/05	100
2,030,000	U.S. Treasury Note, 2.50%, 9/30/06	2,028
750,000	Unisys Corp., 8.125%, 6/1/06	797
300,000	Valero Energy Corp., 6.125%, 4/15/07	320
1,150,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,201
500,000	Viacom Inc., 7.75%, 6/1/05	516
2,763,761	WAMU 2004-AR3, 4.24%, 6/25/34	2,763
450,000	Washington Mutual, 5.625%, 1/15/07	473
1,090,000	Waste Management Inc., 6.50%, 11/15/08	1,202
715,000	Weyerhaeuser Co., 6.125%, 3/15/07	762
2,659,594	WFMBS 2004-I, 3.39%, 7/25/34	2,658
United States (EUR) (3%)
400,000	Bank of America Corp., 5.25%, 6/27/06	533
475,000	Coca-Cola Enterprises, 5.875%, 3/8/07	647
620,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	836
350,000	Hewlett-Packard Co., 5.25%, 7/5/06	466
750,000	Int’l Paper Co., 5.375%, 8/11/06	998
400,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	530
United States (GBP) (1%)
417,085	Monument Securitization, 5.25%, 9/17/13	770
United Kingdom (GBP) (5%)
650,000	Mound Financing Plc, 5.22%, 2/8/42	1,197
760,000	Residential Mortgage, 5.80%, 9/9/36	1,394
1,250,000	RMAC 2003, 5.30%, 9/12/35	2,297
1,250,000	Sherwood Castle Funding, 5.15%, 5/15/09	2,298
United Kingdom (EUR) (2%)
475,000	Bank of Scotland, 4.75%, 2/6/07	634
620,000	British Telecom, 6.375%, 2/15/06	830
720,000	NGG Finance PLC, 5.25%, 8/23/06	960
350,000	Vodafone Group PLC, 5.75%, 10/27/06	472

Principal or Shares	Security Description	Value (000)
Investment Companies (1%)
1,799,523	Bunker Hill Money Market Fund *	$1,800

Total (Cost - $138,785) (a) (99%)		141,752
Other Assets, net of Liabilities (1%)		1,463

Net Assets (100%)		$143,215

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,242
Unrealized depreciation	(275)

Net unrealized appreciation	$2,967

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 1,765)	1.2203	$1,446	$63
Liability:
12/16/2004	Australian Dollar (Sell 1,981)	0.7444	$1,475	$(71)
11/4/2004	Euro (Sell 5,395)	1.2787	6,898	(273)
11/5/2004	Euro (Sell 7,035)	1.2787	8,995	(355)
12/10/2004	Great British Pound (Sell 4,550)	1.8302	8,328	(195)

			$25,696	$(894)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
104	U.S. Treasury 10 Year Note Future	Dec-04	$11,811	$(161)

See notes to financial statements.

Annual Report	10

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality
AAA	70%
AA	5%
A	12%
BBB	2%
BB	4%
B	7%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Australia (EUR) (0%)
410,000	Telstra Corp. Ltd., 5.875%, 6/21/05	$536
Austria (JPY) (1%)
239,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,344
Belgium (EUR) (3%)
1,850,000	Belgium Government Bond, 5.50%, 9/28/17	2,681
2,095,000	Belguim Kingdom, 4.75%, 9/28/06	2,792
Canada (CAD) (2%)
1,606,000	Canadian Government, 4.50%, 9/1/07	1,353
1,100,000	Canadian Government, 5.25%, 6/1/12	956
1,228,000	Canadian Government, 5.75%, 6/1/29	1,118
Canada (USD) (1%)
1,000,000	Nova Chemicals Ltd., 6.50%, 1/15/12	1,053
Canada (JPY) (1%)
245,000,000	Quebec Province, 1.60%, 5/9/13	2,350
Denmark (DKK) (1%)
8,000,000	Denmark Government Bond, 6.00%, 11/15/11	1,572
France (EUR) (2%)
2,890,000	French Treasury Note, 3.00%, 7/12/08	3,709
Germany (EUR) (22%)
410,000	Bundesobligation, 5.00%, 2/17/06	542
3,045,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	4,014
3,820,000	Deutsche Bundesrepublik, 3.75%, 1/4/09	5,031
7,251,000	Deutsche Bundesrepublik, 4.50%, 1/4/13	9,778
384,000	Deutsche Bundesrepublik, 5.00%, 1/4/12	533
6,217,000	Deutsche Bundesrepublik, 5.375%, 1/4/10	8,750
3,430,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	5,021
500,000	Republic of Deutschland, 4.25%, 1/4/14	659
430,000	Republic of Deutschland, 5.00%, 7/4/12	597
426,000	Republic of Deutschland, 5.25%, 7/4/10	597
4,320,000	Republic of Deutschland, 6.00%, 7/4/07	5,999
Germany (JPY) (1%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	1,180
122,000,000	Landwirtsch Retenbank, 1.375%, 4/25/13	1,159
Greece (EUR) (2%)
3,050,000	Hellenic Republic, 3.50%, 4/18/08	3,972
Hong Kong (EUR) (0%)
400,000	Hutchison Whampoa Finance, 5.50%, 3/16/06	527
Italy (EUR) (0%)
395,000	Olivetti Finance NV, 5.875%, 1/24/08	545
Japan (JPY) (7%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,335
245,000,000	Development Bank of Japan, 1.70%, 9/20/22	2,153

Principal or Shares	Security Description	Value (000)
597,200,000	Japan-208 10yr, 1.10%, 12/22/08	$5,787
360,000,000	Japan-223 10yr, 1.70%, 9/20/10	3,578
Netherlands (EUR) (3%)
4,550,000	Netherlands Government Bond, 5.00%, 7/15/12	6,332
Sweden (EUR) (1%)
9,070,000	Sweden Government Bond, 8.00%, 8/15/07	1,449
United States (USD) (42%)
575,000	Allied Waste North America, 6.125%, 2/15/14	532
425,000	Amkor Technology Inc., 7.75%, 5/15/13	367
880,000	Bear Stearns Co., 2.875%, 7/2/08	858
515,000	Boyd Gaming Corp., 7.75%, 12/15/12	568
1,000,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,070
710,000	Comcast Cable Comm Hldgs., 8.375%, 3/15/13	871
800,000	Countrywide Home Loan, 5.625%, 5/15/07	843
6,480,000	Discover Card Master Trust, 1.93%, 4/15/08	6,483
1,000,000	Dole Foods Co., 8.875%, 3/15/11	1,108
450,000	Echostar DBS Corp. 144A, 6.625%, 10/1/14 (b)	460
600,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	689
13,200,000	FNMA Disc Notes, 1.83%, 12/15/04 (c)	13,170
400,000	Ford Motor Credit Co., 6.75%, 1/14/08	550
810,000	Ford Motor Credit Co., 7.00%, 10/1/13	855
810,000	General Motors, 7.125%, 7/15/13	840
575,000	Georgia-Pacific Corp., 8.125%, 5/15/11	671
4,330,000	Granite Mortgages PLC, 2.24%, 7/20/20	4,334
146,000	Host Marriott Corp., 7.875%, 8/1/08	150
550,000	Houghton Mifflin Co., 8.25%, 2/1/11	585
1,000,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	1,108
1,000,000	Iron Mountain Inc., 6.625%, 1/1/16	995
500,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	575
400,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	410
770,000	Lehman Brothers Hldgs, 7.00%, 2/1/08	850
850,000	Liberty Media Corp., 5.70%, 5/15/13	859
700,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	686
1,000,000	Nalco Co., 7.75%, 11/15/11	1,083
3,000,000	Nissan Master Owner Trust Receivables, 1.93%, 9/15/08	3,003
1,000,000	Owens-Brockway, 8.875%, 2/15/09	1,097
500,000	Peabody Energy Corp., 6.875%, 3/15/13	549
825,000	PSEG Energy Holdings, 8.50%, 6/15/11	941
378,000	Saks Inc., 7.00%, 12/1/13	384
450,000	Sequa Corp., 9.00%, 8/1/09	503
3,502,373	SLM Student Loan Trust, 2.02%, 6/15/16	3,509

11	Paydenfunds

Principal or Shares	Security Description	Value (000)
575,000	SPX Corp., 7.50%, 1/1/13	$615
428,000	TRW Automotive Inc., 9.375%, 2/15/13	492
2,085,000	U.S. Treasury Bond, 5.375%, 2/15/31	2,265
1,890,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,233
9,050,000	U.S. Treasury Note, 2.00%, 5/15/06	8,998
7,790,000	U.S. Treasury Note, 4.00%, 6/15/09	8,044
575,000	United Auto Group Inc., 9.625%, 3/15/12	640
910,000	United Rentals, 6.50%, 2/15/12	901
730,000	Verizon Global Corp., 7.25%, 12/1/10	851
500,000	Visteon Corp., 8.25%, 8/1/10	520
810,000	Washington Mutual, 5.625%, 1/15/07	852
United States (Euro) (1%)
400,000	Coca-Cola Enterprises, 5.875%, 3/8/07	545
730,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	984
United Kingdom (GBP) (5%)
700,000	U.K. Treasury, 6.0%, 12/7/28	1,543
3,170,000	United Kingdom Gilt, 5.00%, 3/7/08	5,887
131,000	United Kingdom Gilt, 5.00%, 3/7/12	244
395,000	United Kingdom Gilt, 5.00%, 3/7/12	757
610,000	United Kingdom Gilt, 8.00%, 6/7/21	1,541
United Kingdom (USD) (3%)
400,000	United Utility Water PLC., 6.625%, 11/8/07	563
1,910,000	Holmes Financing, 5.05%, 7/15/6	2,539
1,200,000	Permanent Financing PLC, 5.10%, 6/11/7	1,619
United Kingdom (EUR) (1%)
390,000	British Telecom, 6.375%, 2/15/06	522
420,000	Transco PLC, 5.25%, 5/23/06	558
Investment Companies (1%)
1,840,054	Bunker Hill Money Market Fund *	1,840

Total (Cost - $178,327) (a) (100%)		188,111
Liabilities in excess of Other Assets (0%)		(587)

Net Assets (100%)		$187,524

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$9,977
Unrealized depreciation	(193)

Net unrealized appreciation	$9,784

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
12/16/2004	Canadian Dollar (Buy 8,249)	1.2203	$6,760	$295
Liabilities:
12/16/2004	Australian Dollar (Sell 9,303)	0.7444	$6,926	$(333)
11/10/2004	Canadian Dollar (Sell 4,330)	1.2196	3,550	(189)
11/10/2004	Danish Krone (Sell 9,350)	5.8110	1,609	(87)
11/4/2004	Euro (Sell 19,451)	1.2787	24,871	(986)
11/5/2004	Euro (Sell 36,679)	1.2787	46,900	(1,851)
12/10/2004	Great British Pound (Sell 5,650)	1.8302	10,341	(242)
11/4/2004	Japanese Yen (Sell 2,226,150)	105.8546	21,030	(939)
11/10/2004	Swedish Krona (Sell 11,000)	7.0729	1,555	(94)

			$116,782	$(4,721)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
70	U.S. Treasury 10 Year Note Future	Dec-04	$7,949	$(81)
1	Japanese TSE Topix Index	Dec-04	1,305	13

			$9,254	$(68)

See notes to financial statements.

Annual Report	12

The Fund seeks a high level of total return by generally investing in below investment grade securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality
AAA	4%
BBB	26%
BB	31%
B	39%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Brazil (20%)
500,000	CSN Islands, 9.75%, 12/16/13	$511
1,600,000	Republic of Brazil, 10.125%, 5/15/27	1,703
1,110,000	Republic of Brazil, 10.50%, 7/14/14	1,244
505,000	Republic of Brazil, 11.00%, 8/17/40	570
950,000	Republic of Brazil, 14.50%, 10/15/09	1,221
Bulgaria (3%)
650,000	Bulgaria Government International Bond, 8.25%, 1/15/15	815
Columbia (6%)
500,000	Bavaria S.A., 8.875%, 11/1/10	533
450,000	Republic of Columbia, 10.00%, 1/23/12	502
500,000	Republic of Columbia, 11.75%, 2/25/20	611
Kazakhstan (2%)
500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	487
Mexico (17%)
450,000	Grupo Posadas 144A, 8.75%, 10/4/11 (b)	461
450,000	Grupo Televisa SA, 8.00%, 9/13/11	520
440,000	Innova S De R.L., 9.375%, 9/19/13	489
350,000	Jafra Cosmetics, 10.75%, 5/15/11	399
875,000	Mexico, 8.125%, 12/30/19	1,025
450,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	520
900,000	United Mexican States, 8.30%, 8/15/31	1,040
Panama (4%)
1,050,000	Republic of Panama, 9.625%, 2/8/11	1,200
Peru (5%)
1,360,000	Peru Government International Bond, 4.50%, 3/7/17	1,217
Philippines (5%)
390,000	Philippine Long Distance Tel, 10.50%, 4/15/09	435
790,000	Republic of Philippines, 9.875%, 1/15/19	795
Russia (19%)
450,000	Mobile Telesystems, 9.75%, 1/30/08	488
2,950,000	Russia Government International Bond, 5.00%, 3/31/30	2,950
475,000	Russian Federation, 11.00%, 7/24/18	645
600,000	Russian Ministry of Finance, 3.00%, 5/14/06	590
425,000	Tyumen Oil Co., 11.00%, 11/6/07	483
Turkey (3%)
400,000	Republic of Turkey, 11.875%, 1/15/30	546
370,000	Vestel Electronics Finance, 11.50%, 5/14/07	407

Principal or Shares	Security Description	Value (000)
Ukraine (4%)
1,050,030	Ukraine Government International Bond, 11.00%, 3/15/07	$1,143
Uruguay (2%)
725,000	Republic of Uruguay, 7.50%, 3/15/15	638
Venezuela (5%)
600,000	Republic of Venezuela, 8.50%, 10/8/14	609
660,000	Republic of Venezuela, 9.25%, 9/15/27	675
Investment Companies (6%)
1,587,903	Bunker Hill Money Market Fund*	1,588

Total (Cost - $25,744) (a) (101%)		27,060
Liabilities in excess of Other Assets (-1%)		(155)

Net Assets (100%)		$26,905

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,333
Unrealized depreciation	(17)

Net unrealized appreciation	$1,316

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 337)	1.2203	$276	$12
Liability:
12/16/2004	Australian Dollar (Sell 378)	0.7444	$281	$(14)

13	Paydenfunds

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
29	U.S. Treasury 10 Year Note Future	Dec-04	$3,293	$(33)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Turkey 3 Year Total Return Swap	Apr-05	$1,000	$4

See notes to financial statements.

Annual Report	14

The Fund seeks growth of capital and some current income by generally investing half its assets in stocks known as the “dogs of the Dow” and the balance in exchange traded funds and other high dividend stocks.

Top 5 Industry Holdings
Financial	9%
Telecommunications	9%
Energy	6%
Industrial	5%
Consumer Staples	5%

Exchange Traded Index Funds	52%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (97%)
Consumer Discretionary (4%)
58,000	General Motors Corp.	$2,236
Consumer Staples (5%)
55,000	Altria Group, Inc.	2,665
Energy (6%)
70,900	Exxon Mobil Corp.	3,490
Financial (9%)
52,300	Citigroup Inc.	2,321
76,200	JPMorgan Chase & Co.	2,941
Healthcare (3%)
54,700	Merck & Co. Inc.	1,713
Industrial (5%)
86,700	General Electric Co.	2,958
Materials (4%)
57,000	DuPont De Nemours and Co.	2,444
Exchange Traded Funds (52%)
110,000	iShares Russell 1000 Value Index Fund	6,770
307,800	iShares S&P 500	17,935
50,600	S&P 500 Depository Receipt	5,737
Telecommunications (9%)
95,800	SBC Communications, Inc.	2,420
71,600	Verizon Communications Inc.	2,800

Total Common Stocks		56,430
Investment Companies (3%)
1,673,133	Bunker Hill Money Market Fund *	1,673

Total (Cost - $55,511) (a) (100%)		58,103
Other Assets, net of Liabilities (0%)		60

Net Assets (100%)		$58,163

*	Affiliated investment

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,464
Unrealized depreciation	(2,872)

Net unrealized appreciation	$2,592

See notes to financial statements.

15	Paydenfunds

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in U.S. dollar investment grade debt securities of any maturity and stock index futures and equity swap contracts.

Credit Quality
AAA	66%
AA	2%
A	9%
BBB	13%
BB	8%
B	2%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (16%)
400,000	Aesop Funding LLC., 2.14%, 7/20/07	$401
400,000	AIGMT 2003-1 A, 2.17%, 11/15/07	400
1,430,228	Americredit Automobile Receivables Trust, 4.41%, 11/12/08	1,445
366,306	Bear Stearns ABS, 4.77%, 6/25/43	373
420,766	Bear Stearns ABS, 6.10%, 6/25/43	431
600,000	CARAT 2003-3 A2B, 1.93%, 10/16/06	600
955,463	CBASS 2004-CB6, 2.26%, 7/25/35	955
200,000	Chase Credit Card Master Trust, 2.07%, 5/15/09	200
185,867	CIT Equipment Collateral, 3.97%, 12/21/09	187
400,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	401
152,556	CWL 2003-1 3A, 2.27%, 6/25/33	153
669,653	CWL 2004-1 3A, 2.21%, 4/25/34	670
1,400,000	CWL 2004-7 2AV2, 2.28%, 12/25/34	1,400
150,000	Discover Card Master Trust, 2.22%, 4/15/08	150
200,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	200
259,544	First Horizon, 4.90%, 3/25/33	265
2,300,000	HART 2004-A, 2.36%, 9/15/07	2,296
156,322	LBFRC 2003-LLFA A1, 2.17%, 12/16/14	156
10,569	MFN Auto Receivables Trust 144A, 5.07%, 6/15/07 (b)	11
1,488,897	NCHET 2004-3 A2, 2.36%, 11/25/34	1,489
791,105	OOMLT 2003-1 A2, 2.35%, 2/25/33	794
221,979	PUMA Finance Ltd., 1.94%, 8/8/34	222
1,200,000	RCFC 2001-1A A, 2.20%, 4/25/07	1,204
322,866	Saxon Asset Securities Trust, 2.20%, 2/25/35	322
196,134	Washington Mutual, 2.96%, 12/25/40	197
500,000	William Street Funding Corp. 144A, 2.40%, 4/23/06 (b)	501
Corporate Bond (28%)
175,000	Aegon NV, 1.91%, 5/13/05	175
160,000	Alcoa Inc., 2.09%, 12/6/04	160
350,000	Allied Waste NA, 7.625%, 1/1/06	362
690,000	American Electric Power Co. Inc., 6.125%, 5/15/06	722
175,000	American Express, 5.50%, 9/12/06	183
330,000	AmerisourceBergen Corp., 8.125%, 9/1/08	363
250,000	Arvinmeritor Inc., 6.80%, 2/15/09	255
100,000	Autonation Inc., 9.00%, 8/1/08	115
175,000	Bank One Corp., 7.625%, 8/1/05	182
250,000	Boise Cascade 144A, 5.00%, 10/15/12 (b)	256
400,000	Bowater Inc., 4.88%, 3/15/10	404
110,000	British Telecom PLC, 7.875%, 12/15/05	116
100,000	Chesapeake Energy Corp., 8.375%, 11/1/08	109

Principal or Shares	Security Description	Value (000)
800,000	CIT Group Inc., 1.94%, 5/18/07	$800
700,000	ConAgra Inc., 7.5%, 9/15/05	726
575,000	Corp Andina De Fomento, 2.46%, 1/26/07	576
800,000	Countrywide Home Loan, 1.92%, 8/25/06	799
175,000	Credit Suisse FB USA Inc., 2.19%, 6/19/06	176
375,000	CSC Holdings Inc., 7.25%, 7/15/08	398
350,000	D.R. Horton, Inc., 8.00%, 2/1/09	395
800,000	DaimlerChrysler NA, 2.34%, 9/10/07	801
375,000	Dana Corp., 6.50%, 3/1/09	395
550,000	Deutsche Telekom, 8.25%, 6/15/05	569
750,000	Devon Energy Corp., 2.75%, 8/1/06	746
190,000	Dominion Resources Inc., 7.625%, 7/15/05	197
60,000	Echostar DBS Corp., 5.26%, 10/1/08	62
350,000	Echostar DBS Corp., 5.75%, 10/1/08	358
775,000	EOP Operating LP, 6.625%, 2/15/05	784
250,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	287
300,000	ERP Operating LP, 6.63%, 4/13/05	305
800,000	Ford Motor Credit Co., 2.79%, 9/28/07	793
400,000	Freescale Semiconductor 144A, 4.82%, 7/15/09 (b)	414
160,000	Georgia Power Co., 1.85%, 2/18/05	160
375,000	Georgia-Pacific Corp., 7.50%, 5/15/06	397
800,000	GMAC, 3.02%, 7/16/07	795
200,000	Goldman Sachs Group, 1.77%, 5/11/07	200
375,000	Grant Prideco Escrow, 9.00%, 12/15/09	421
100,000	Harrahs Operating Co., 7.875%, 12/15/05	105
300,000	HCA Inc., 5.25%, 11/6/08	302
100,000	HCA-Healthcare, 7.125%, 6/1/06	105
32,000	Host Marriott Corp., 7.875%, 8/1/08	33
175,000	John Deere Capital Corp., 2.30%, 7/11/05	175
115,000	KB Home, 8.625%, 12/15/08	130
100,000	Kellogg Co., 6.00%, 4/1/06	104
470,000	Kinder Morgan Inc., 6.65%, 3/1/05	476
575,000	Lehman Brothers Holdings, 6.25%, 5/15/06	604
625,000	Liberty Media Corp., 3.38%, 9/17/06	632
35,000	Mandalay Resort Group, 10.25%, 8/1/07	40
100,000	Mandalay Resort Group, 6.45%, 2/1/06	103
600,000	Masco Corp. 144A, 2.11%, 3/9/07 (b)	601
100,000	Masco Corp., 6.75%, 3/15/06	105
250,000	MGM Mirage Inc., 6.00%, 10/1/09	259
250,000	Morgan Stanley, 2.20%, 1/12/07	250
120,000	Nisource Finance Corp., 2.44%, 5/4/05	120
500,000	Nisource Finance Corp., 7.625%, 11/15/05	524
600,000	Norfolk Southern Corp., 8.375%, 5/15/05	618
250,000	Owens-Brockway, 8.875%, 2/15/09	274

Annual Report	16

Principal or Shares	Security Description	Value (000)
100,000	Panamsat Corp., 6.375%, 1/15/08	$104
100,000	Park Place Entertainment Corp., 7.875%, 12/15/05	105
125,000	Pemex Master Trust 144A, 3.54%, 1/7/05 (b)	126
350,000	Penney (JC) Co., 7.60%, 4/1/07	384
715,000	PG&E Corp., 2.72%, 4/3/06	716
325,000	PSEG Energy Holdings, 8.625%, 2/15/08	359
125,000	Ryland Group, 8.00%, 8/15/06	134
275,318	Samsung Capital Auto 144A, 2.29%, 5/23/08 (b)	276
600,000	Southtrust Bank NA, 1.93%, 6/14/07	600
530,000	Sprint Capital Corp., 7.90%, 3/15/05	540
375,000	Starwood Hotels Resorts, 7.375%, 5/1/07	404
700,000	TCI Communications Inc., 6.875%, 2/15/06	733
190,000	Time Warner Inc., 7.75%, 6/15/05	195
750,000	TXU Energy 144A, 2.84%, 1/17/06 (b)	752
350,000	Unisys Corp., 8.125%, 6/1/06	372
100,000	United Industries Corp., 9.875%, 4/1/09	105
160,000	Vodafone Group PLC, 7.625%, 2/15/05	162
Exchange Traded Funds (1%)
7,000	S&P 500 Depository Receipt	794
Government (0%)
103,263	Croatia, 2.81%, 7/31/06	103
100,000	Republic of Chile, 2.52%, 1/28/08	100
Mortgage Backed Securities (35%)
81,659	Ameriquest Mortgage Securities Inc., 2.34%, 2/25/33	82
139,661	Bear Stearns Mortgage Trust, 4.47%, 4/25/33	141
1,011,739	BSARM 2001-7 IIA, 3.19%, 6/25/31	1,042
1,597,048	BSARM 2004-4 A1B, 3.517%, 6/25/34	1,598
1,600,000	BSCMS 2004-ESA 144A, 2.21%, 5/14/16 (b)	1,601
188,361	Chase Funding Mortgage Loan, 2.26%, 11/25/32	189
184,820	Citicorp Mortgage Securities Inc., 5.75%, 2/25/33	186
1,571,370	CMLTI 2004-OPT1 A2, 2.29%, 10/25/34	1,572
14,780,849	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	198
166,777	CWHL 2002-HYB2 B1, 4.79%, 9/19/32	167
909,391	CWHL 2004-12, 3.97%, 8/25/34	920
116,421	CWL 2003-SD2 A1 144A, 2.43%, 9/25/32 (b)	117
22,012	Drexel Burnham Lambert CMO Trust, 2.44%, 5/1/16	22
158,566	FHLMC #789347, 5.68%, 4/1/32	163
365,059	FHR 2411 FT, 2.12%, 6/15/21	365
239,738	FHR 2518 FP, 2.12%, 10/15/32	240
715,445	FNARM #749024, 2.68%, 1/1/34	736
370,963	FNMA #323682, 3.55%, 8/1/27	383
194,619	FNMA #543364, 3.56%, 5/1/21	201
1,195,523	FNMA #661027, 2.77%, 7/1/27	1,227
596,542	FNMA #708712, 4.33%, 6/1/33	604
1,150,294	FNMA #749025, 2.73%, 12/1/28	1,177
984,202	FNMA 665387, 2.80%, 8/1/32	1,012
102,556	FNMA ARM #490626, 3.57%, 11/1/28	103
2,162,609	FNMA ARM #768408, 2.87%, 5/1/29	2,233
11,301,180	FNMA, 1.268%, 3/25/34	435
781,966	FNMA, 4.32%, 2/25/44	805
417,326	FNMA, 4.54%, 10/25/42	431
481,062	FRBPT 2002 A2, 2.27%, 11/15/32	482
197,202	GNMA 2002-24, 2.44%, 4/16/32	198
220,131	GNMA, 2.29%, 9/16/31	221
205,835	GNR 2001-33 F, 2.36%, 7/20/31	206
1,200,000	Granite Mortgages PLC, 2.24%, 7/20/20	1,201
232,770	Granite Mortgages, 2.27%, 1/20/20	233
166,593	Impac CMB Trust, 2.19%, 4/25/34	167
1,579,169	Impac CMB Trust, 2.35%, 9/25/34	1,584
585,022	Mellon Residential Funding Corp., 2.30%, 11/15/32	585
6,891,598	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	207
1,923,706	MLMI 2004-A2, 3.845%, 7/25/34	1,929
1,360,105	MSM 2004-5AR, 3.97%, 7/25/34	1,404

Principal or Shares	Security Description	Value (000)
225,000	Option One Mortgage Loan Trust, 2.68%, 2/25/32	$224
73,174	Residential Asset Mortgage, 3.495%, 5/25/28	73
228,837	Salomon Brothers Mortgage Securities 144A, 6.50%, 6/25/26 (b)	236
284,878	SASC 2002-16A Class 2A1, 5.55%, 8/25/32	288
1,240,620	SASC 2003-37A 6A, 5.00%, 12/25/33	1,268
440,004	Sequoia Mortgage Trust, 2.31%, 10/20/27	440
303,432	Structured Asset Mortgage Investments Inc., 3.32%, 3/25/32	307
581,740	Structured Asset Mortgage Investments Inc., 4.87%, 7/25/32	584
1,086,047	Structured Asset Securities Corp., 4.20%, 3/25/33	1,122
228,025	TMST 2003-2 A1, 2.27%, 4/25/43	229
50,247	WAMU 2000-1 M2, 2.73%, 1/25/40	50
1,170,090	WAMU 2004-AR8, 2.35%, 6/25/44	1,171
2,443,647	Washington Mutual, IO, 0.653%, 11/26/07	18
U.S. Treasury (14%)
12,800,000	U.S. Treasury Bill, 1.94%, 4/7/05(c)	12,686
Investment Companies (5%)
4,306,371	Bunker Hill Money Market Fund *	4,306

Total (Cost - $92,015) (a) (99%)		92,372
Other Assets, net of Liabilities (1%)		617

Net Assets (100%)		$92,989

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$523
Unrealized depreciation	(166)

Net unrealized appreciation	$357

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
326	S&P 500	Dec-04	$92,119	$1,007

See notes to financial statements.

17	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies. Up to 20% may be in foreign corporations.

Top 5 Industry Holdings
Industrial	19%
Technology	19%
Healthcare	16%
Consumer Discretionary	13%
Financial	10%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (96%)
Consumer Discretionary (13%)
4,200	American Eagle Outfitters, Inc.	$172
3,700	Coach Inc. (b)	173
2,000	eBay Inc. (b)	195
4,400	Hovnanian Enterprises, Inc. (b)	165
9,700	International Game Technology	320
4,600	Lowe’s Cos, Inc.	259
1,800	Nike Inc.—Cl. B	146
8,400	PETsMart Inc.	269
3,800	Urban Outfitters (b)	156
Consumer Staples (8%)
3,100	Anheuser-Bush Cos.	155
3,900	Constellation Brands, Inc. (b)	153
6,500	CVS Corp.	282
5,600	Gillette Co.	232
4,000	Proctor & Gamble Co.	205
2,000	Whole Foods Market Inc.	163
Energy (4%)
5,100	Occidental Petroleum Corp.	285
7,100	Valero Energy Corp.	305
Financial (10%)
4,100	Countrywide Credit Industries	131
3,100	Franklin Resources, Inc.	188
2,200	Freddie Mac Corp.	147
2,200	Moody’s Corp.	171
5,400	Prudential Financial Inc.	251
4,200	Simon Property Group Inc.	245
7,000	TCF Financial Corp.	221
4,500	The Bank of New York Co., Inc.	146
Healthcare (17%)
3,900	Amgen Inc. (b)	222
4,800	Barr Pharmaceuticals Inc. (b)	181
2,700	DENTSPLY International Inc.	140
6,600	Eon Labs Inc. (b)	162
2,900	Express Scripts, Inc. (b)	186
4,400	Gilead Sciences (b)	152
2,600	Guidant Corp.	173
14,900	Pfizer, Inc.	431
8,100	Schering-Plough Corp.	147
6,000	Stryker	259
7,100	VCA Antech, Inc. (b)	159
4,100	Wyeth	163

Principal or Shares	Security Description	Value (000)
Industrial (19%)
2,800	3M Co.	$217
5,400	Ametek Inc.	178
4,800	Danaher Corp	265
2,400	FedEx Corp.	219
5,400	Frontline Ltd.	270
4,800	General Electric Co.	164
2,600	Illinois Tool Works	240
4,600	MSC Industrial Direct Co.	157
4,700	Northrop Grumman Corp.	243
8,600	Pentair Inc.	321
3,500	Rockwell Automation, Inc.	146
10,600	Ship Finance International	213
2,600	Union Pacific Corp.	164
Materials (4%)
7,200	Consol Energy Inc.	255
3,800	Dow Chemical Co.	171
4,400	Ecolab, Inc.	149
Technology (19%)
3,500	Alliance Data Systems Corp. (b)	148
4,200	Autodesk, Inc.	222
5,400	Automatic Data Processing Inc.	234
34,900	Brocade Communications Systems (b)	237
10,200	Cognizant Technology Solutions Corp. (b)	346
1,600	Intl Business Machines Corp.	144
9,300	Motorola, Inc.	161
5,100	Novellus Systems (b)	132
19,700	Oracle Corp. (b)	248
8,900	Qualcomm, Inc.	371
4,000	Symantec Corp. (b)	228
8,500	Yahoo!, Inc. (b)	307
Telecommunications (2%)
11,200	Nextel Communications	297

Total Common Stocks		13,957
Investment Companies (4%)
622,010	Bunker Hill Money Market Fund *	622

Total (Cost - $13,195) (a) (100%)		14,579
Liabilities in excess of Other Assets (0%)		(18)

Net Assets (100%)		$14,561

*	Affiliated investment

Annual Report	18

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,630
Unrealized depreciation	(246)

Net unrealized appreciation	$1,384

(b)	Non-income producing security

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
2	S&P 500	Dec-04	$565	$3

See notes to financial statements.

19	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of small capitalization U.S. companies with superior growth potential. Up to 20% may be in foreign corporations.

Top 5 Industry Holdings
Consumer Discretionary	20%
Technology	19%
Healthcare	14%
Industrial	13%
Financial	11%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (99%)
Consumer Discretionary (20%)
4,500	Aaron Rents, Inc.	$98
4,000	CEC Entertainment Inc. (b)	152
3,600	DreamWorks Animation SKG, Inc. (b)	141
4,300	Fossil Inc. (b)	128
2,500	Guitar Center Inc. (b)	112
2,700	Meritage Homes Corp.	239
2,300	P.F. Chang’s China Bistro, Inc. (b)	117
3,200	Panera Bread Co. (b)	112
3,100	Polaris Industries Inc.	184
4,600	Quiksilver, Inc. (b)	125
5,800	Sonic Corp. (b)	158
3,300	Stanley Furniture Co., Inc.	147
3,300	Winnebago Industries, Inc.	104
Consumer Staples (4%)
3,100	Corn Products International, Inc.	153
6,400	NBTY, Inc. (b)	176
Energy (7%)
3,300	Cal Dive International, Inc. (b)	117
6,800	Frontier Oil	167
7,100	Patina Oil & Gas Corp.	203
3,600	Unit Corp.	134
Exchange Trades Funds (8%)
5,100	iShares Standard & Poor’s Small Capital 600	751
Financial (11%)
4,400	First BanCorp	240
3,200	New Century Financial Corp.	176
2,500	Redwood Trust Inc.	150
5,200	UCBH Holding Inc.	224
7,200	Vineyard National Bancorp Co.	210
Healthcare (14%)
4,800	Accredo Health, Inc. (b)	111
2,100	AMERIGROUP Corp. (b)	126
2,900	Arthrocare Corp. (b)	89
1,700	Cerner Corp. (b)	77
3,200	IDEXX Laboratories, Inc. (b)	159
3,500	Medicis Pharmaceutical Corp.	142
4,600	Mentor Corp.	160
3,200	Pharmaceutical Product Development (b)	135
3,000	ResMed, Inc. (b)	141
2,400	The Cooper Companies, Inc.	169
Industrial (13%)
4,900	Acuity Brands Inc.	130

Principal or Shares	Security Description	Value (000)
2,200	Briggs & Stratton Corp.	$158
2,200	Curiss-Wright Corp.	123
2,600	Engineered Support Systems Inc.	125
4,900	IDEX Corp.	181
2,200	Landstar System, Inc. (b)	149
2,400	Roper Industries, Inc.	148
2,500	Toro Co.	171
Materials (3%)
4,200	Florida Rock Industries Inc.	217
3,900	Massey Energy Co.	105
Technology (19%)
2,000	Avid Technology, Inc. (b)	106
3,600	Cognex Corp	92
3,500	Cymer Inc. (b)	100
1,900	Dionex Corp. (b)	106
4,000	DSP Group Inc. (b)	79
2,000	FactSet Research System Inc.	100
2,000	Flir Systems Inc. (b)	106
1,900	Global Payments Inc.	104
2,900	Hyperion Solutions Corp. (b)	116
1,900	Kronos Inc. (b)	93
1,800	MICROS Systems Inc. (b)	106
2,300	Rogers Corp. (b)	99
1,500	SRA International, Inc. (b)	81
3,100	Take-Two Interactive Software (b)	102
3,400	Trimble Navigation Limited (b)	98
3,400	Varian Semiconductor Equipment Associates, Inc. (b)	118
2,300	Websense Inc. (b)	93

Total Common Stocks		9,033
Investment Companies (1%)
87,900	Bunker Hill Money Market Fund *	88

Total (Cost - $8,639) (a) (100%)		9,121
Liabilities in excess of Other Assets (0%)		(23)

Net Assets (100%)		$9,098

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

Annual Report	20

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$661
Unrealized depreciation	(179)

Net unrealized appreciation	$482

(b)	Non-income producing security

See notes to financial statements.

21	Paydenfunds

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition
U. S. Government Agency	54%
Repurchase Agreements	33%
U.S. Treasury	9%
Cash Equivalent	4%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (a) (54%)
4,500,000	FFCB Disc Note, 1.20%, 2/15/05	$4,484
25,000,000	FFCB Disc Note, 2.02%, 11/1/04	25,000
4,000,000	FFCB Disc Note, 2.07%, 9/15/05	3,925
6,000,000	FFCB Disc Note, 2.14%, 7/5/05	5,910
4,000,000	FHLB Disc Note, 1.13%, 3/11/05	3,984
6,000,000	FHLB Disc Note, 1.28%, 4/27/05	5,999
3,000,000	FHLB Disc Note, 1.30%, 1/10/05	2,993
26,000,000	FHLB Disc Note, 1.72%, 11/10/04	25,989
3,000,000	FHLMC Disc Note, 1.25%, 1/11/05	2,993
8,600,000	FHLMC Disc Note, 1.28%, 11/4/04	8,599
5,000,000	FHLMC Disc Note, 1.36%, 4/5/05	4,971
12,000,000	FHLMC Disc Note, 2.00%, 11/10/04	11,995
10,000,000	FHLMC Disc Note, 2.16%, 8/23/05	9,819
4,000,000	FNMA Disc Note, 1.24%, 2/4/05	3,987
3,250,000	FNMA Disc Note, 1.76%, 5/27/05	3,250
8,000,000	FNMA Disc Note, 1.77%, 1/19/05	7,969
22,500,000	FNMA Disc Note, 1.94%, 1/12/05	22,412
5,000,000	FNMA Disc Note, 2.29%, 9/12/05	5,000
30,000,000	TVA Disc Note, 1.90%, 11/18/04	29,975
U.S. Treasury (8%)
30,000,000	U.S. Treasury Bill, 1.58%, 11/12/04	29,986
Investment Companies (4%)
13,121,480	Dreyfus Treasury Cash Management Fund	13,121

Total (Cost - $232,361) (66%)		232,361

Repurchase Agreements (b) (33%)
35,000,000	Goldman Sachs Tri Party, 1.88%, 11/1/04	35,000
55,600,000	Lehman Brothers Tri Party, 1.84%, 11/1/04	55,600
25,000,000	Morgan Stanley Tri Party 1.84%, 11/18/04	25,000

Total Repurchase Agreements		115,600
Other Assets, net of Liabilities (1%)		209

Net Assets (100%)		$348,170

(a)	Discount rate at time of purchase

(b)	The repurchase agreements are collateralized by the following securities:

Goldman Sachs-Bank of New York Tri Party
36,388,305	FNMS 6.00%, 8/1/34	$35,700

Lehman Brothers-JPMorgan Chase Bank Tri Party
19,235,000	FGPC 5.50%, 10/1/34	$19,667
84,218,051	FNMA 5.00%, 1/1/17	37,042

		$56,709

Morgan Stanley-Bank of New York Tri Party
26,888,747	FMAC 3.50%, 7/15/26	$26,026

See notes to financial statements.

Annual Report	22

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality
AAA	66%
AA	9%
A	12%
BBB	13%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (34%)
5,038,002	ABFC 2004-OPT4 A2, 2.24%, 4/25/34	$5,041
2,594,678	Ameriquest Mortgage Securities Inc., 2.30%, 1/25/34	2,597
5,122,593	BMW Vehicle Owner Trust, 1.94%, 2/25/07	5,110
7,000,000	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	6,975
4,273,760	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	4,339
3,500,000	CARAT 2004-1, 2.00%, 11/15/07	3,465
3,437,234	Centex Home Equity, 2.13%, 3/25/34	3,437
4,706,341	Chase Manhattan Auto Owner Trust, 5.07%, 2/15/08	4,741
2,100,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	2,104
8,750,000	Citibank Credit Card Master Trust, 6.65%, 11/15/06	8,768
762,522	Countrywide Asset-Backed, 3.735%, 5/25/30	762
2,390,710	DaimlerChrysler Auto Trust, 1.41%, 11/8/06	2,382
1,500,000	DCAT 2003-B, 2.25%, 8/8/07	1,495
7,000,000	Discover Card Master Trust I, 6.85%, 7/17/07	7,070
2,000,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	2,001
3,885,892	First Franklin Mortgage Loan, 2.17%, 11/25/34	3,886
8,000,000	Ford Credit Auto Owner Trust, 4.36%, 9/15/06	8,071
3,000,000	HAMNT 2003-3 B, 2.16%, 8/15/08	3,000
1,268,186	Household Automotive Trust, 5.39%, 8/17/08	1,291
4,743,071	IMM 2004-7 1A1, 2.30%, 11/25/34	4,743
6,746,117	MSAC 2004-HE6 A2, 2.27%, 8/25/34	6,748
4,289,723	MSAC 2004-NC5, 2.23%, 5/25/34	4,286
5,955,589	NCHET 2004-3 A2, 2.36%, 11/25/34	5,955
4,450,000	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	4,434
9,000,000	RART 2003-2 A3, 2.31%, 1/15/08	8,972
637,378	Wells Fargo Auto Owner Trust, 1.0725%, 3/15/05	637
5,013,830	Whole Auto Loan Trust, 2.60%, 8/15/06	5,020
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,189
Corporate Bonds (30%)
3,000,000	American Express Credit Corp., 2.03%, 9/19/06	3,005
1,200,000	Appalachian Power Company, 4.80%, 6/15/05	1,217
2,750,000	ASIF Global Financing 144A, 2.21%, 5/3/07 (b)	2,749
2,000,000	Bank One Corp., 1.80%, 8/11/06	2,003
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,551

Principal or Shares	Security Description	Value (000)
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	$1,093
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,609
2,000,000	ConAgra Inc., 7.5%, 9/15/05	2,075
1,300,000	Corp Andina De Fomento, 2.46%, 1/26/07	1,302
2,750,000	Countrywide Home Loan, 1.92%, 8/25/06	2,746
2,600,000	DaimlerChrysler, 2.34%, 5/24/06	2,613
2,400,000	Deutsche Telekom, 8.25%, 6/15/05	2,482
2,300,000	Dominion Resources Inc., 7.625%, 7/15/05	2,380
2,600,000	Eli Lilly & Co., 1.79%, 8/24/07	2,596
2,400,000	EOP Operating LP, 6.625%, 2/15/05	2,428
3,000,000	Ford Motor Credit Co., 2.79%, 9/28/07	2,975
2,753,000	FPL Group Capital Inc., 2.28%, 3/30/05	2,756
2,750,000	General Electric Cap Corp., 1.95%, 3/9/07	2,754
3,000,000	GMAC, 3.02%, 7/16/07	2,981
2,750,000	Goldman Sachs Group, 1.77%, 5/11/07	2,751
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,592
2,000,000	Int’l Lease Finance Corp., 3.32%, 8/1/05	2,016
1,800,000	John Deere Capital Corp., 2.30%, 7/11/05	1,803
1,300,000	Kinder Morgan Inc., 6.65%, 3/1/05	1,317
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	972
2,500,000	Liberty Media Corp., 3.38%, 9/17/06	2,528
1,000,000	Masco Corp. 144A, 2.11%, 3/9/07 (b)	1,002
1,440,000	Masco Corp., 6.75%, 3/15/06	1,519
1,300,000	MBNA America Bank NA 144A, 7.75%, 9/15/05 (b)	1,351
2,500,000	Merrill Lynch, 2.235%, 1/26/07	2,501
2,800,000	Morgan Stanley, 2.20%, 1/12/07	2,803
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,624
2,000,000	Nationwide Building Society 144A, 2.20%, 7/20/07 (b)	1,999
1,400,000	Nisource Finance Corp., 2.44%, 5/4/05	1,401
2,900,000	Norfolk Southern Corp., 8.375%, 5/15/05	2,987
1,400,000	Pemex Master Trust 144A, 3.54%, 1/7/05 (b)	1,411
2,352,000	PG&E Corp., 2.72%, 4/3/06	2,355
1,345,000	Republic of Chile, 2.52%, 1/28/08	1,350
2,615,000	Simon Property Group, 7.375%, 1/20/06	2,746
1,800,000	SLM Corp., 2.23%, 1/25/07	1,800
2,050,000	Southtrust Bank NA, 1.93%, 6/14/07	2,050
2,400,000	Sprint Capital Corp., 7.90%, 3/15/05	2,447
2,500,000	Time Warner Inc., 5.625%, 5/1/05	2,538
2,400,000	TXU Energy, 2.84%, 1/17/06	2,405
800,000	United Mexican States, 2.75%, 1/13/09	806
2,625,000	Viacom Inc., 7.75%, 6/1/05	2,708
4,000,000	Wachovia Corp., 2.17%, 7/20/07	3,998
1,500,000	Washington Mutual, 2.45%, 7/25/06	1,507
2,900,000	Wells Fargo & Co., 1.97%, 9/15/06	2,903

23	Paydenfunds

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (16%)
928,376	ABN Amro Mortgage Corp., 5.85%, 6/25/32	$942
2,692,120	BALTA 2004-2 1A1, 2.66%, 3/25/34	2,656
4,391,883	BSARM 2004-4 A1B, 3.517%, 6/25/34	4,395
2,684,435	Crusade Global Trust, 2.27%, 1/17/34	2,688
143,521,575	CWALT 2004-J5 2AIO, .75%, 12/26/06	1,009
1,476,898	FHLMC #2239, 2.32%, 3/15/24	1,488
2,174,267	FHLMC #846423, 3.57%, 5/1/25	2,256
3,580,000	FHLMC, 3.50%, 8/15/15	3,600
354,939	FHR # 2395 FT, 2.32%, 12/15/31	357
4,678,000	FHR 2665 NA, 5.00%, 3/15/13	4,741
789,531	FHSF, 1.93%, 12/15/06	788
800,119	FNMA #323682, 3.55%, 8/1/27	826
1,048,160	FNMA #543364, 3.56%, 5/1/21	1,082
1,824,611	FNMA #613633, 2.68%, 10/1/26	1,869
711,712	FNMA ARM, 5.06%, 4/1/28	734
286,392	FNMA, 2.08%, 2/25/18	286
805,046	FNMA, 5%, 3/25/10	804
1,203,968	GNMA, 2.34%, 11/16/29	1,208
5,500,000	GRAN 2004-3 1A3, 2.02%, 9/20/44	5,500
2,433,261	HMBT 2004-1 2A, 2.36%, 8/25/29	2,437
2,594,712	MSM 2004-2AR 1A, 5.22%, 2/25/34	2,651
3,275,040	Prime Mortgage Trust, 5.50%, 6/25/33	3,298
5,687,407	SARM 2004-13 A1, 3.74%, 9/25/34	5,863
2,566,692	Sequoia Mortgage Trust, 2.31%, 10/20/27	2,568
288,513	Structured Asset Mortgage Investments Inc., 4.16%, 3/25/32	296
2,819,502	Structured Asset Mortgage Investments Inc., 4.87%, 7/25/32	2,830
982,125	Washington Mutual, 2.96%, 12/25/40	987
Municipal Bond (9%)
3,000,000	Arizona Edl Ln Marketing Corp., 2.02%, 12/1/37	3,000
3,000,000	Brazos TX Higher Ed Auth Inc., 2.00%, 12/1/39	3,000
3,000,000	California Higher Ed Ln Auth., 1.95%, 12/1/25	3,000
3,500,000	Florida Edl Ln Marketing Corp., 2.00%, 12/1/38	3,500
2,200,000	Illinois Student Assistance, 1.93%, 3/1/38	2,200
2,850,000	Indiana Secondary Mkt Edl Lns Inc., 1.96%, 12/1/30	2,850
3,000,000	Kentucky Higher Ed Student Ln Corp., 1.96%, 5/1/28	3,000
3,000,000	Northstar Guarantee Inc., 1.95%, 12/1/44	3,000
3,000,000	Pennsylvania St Higher Ed, 1.97%, 9/1/43	3,000
3,400,000	Sales Tax Asset Receivable Corp, NY 2.59%, 10/15/05	3,400
3,000,000	Wisconsin St Gen Rev., 1.95%, 5/1/32	3,000
U.S. Government Agency (3%)
9,167,000	FHLMC Disc Note, 2.28%, 10/18/05 (c)	8,960
U.S. Treasury (10%)
34,000,000	U.S. Treasury Note, 2.50%, 5/31/06	34,040
Investment Companies (0%)
797,567	Bunker Hill Money Market Fund *	798

Total (Cost - $364,418) (a) (102%)		363,931
Liabilities in excess of Other Assets (-2%)		(6,253)

Net Assets (100%)		$357,678

*	Affiliated investment

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$302
Unrealized depreciation	(789)

Net unrealized depreciation	$(487)

(b)	Security is exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

See notes to financial statements.

Annual Report	24

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality
AAA	71%
AA	4%
A	10%
BBB	9%
BB/B	6%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (5%)
48,773	Chase Funding Mortgage Asset Backed, 5.039%, 12/25/23	$49
2,239,892	CWL 2003-BC2 2A1, 2.23%, 6/25/33	2,241
2,550,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	2,552
5,955,589	NCHET 2004-3 A2, 2.36%, 11/25/34	5,955
2,671,913	Residential Funding Mortgage Securities, 2.06%, 7/25/18	2,672
5,457,186	SLM Student Loan Trust, 2.02%, 6/15/16	5,468
Corporate Bond (29%)
650,000	Allied Waste NA, 7.625%, 1/1/06	673
2,675,000	American Express Credit Corp., 2.03%, 9/19/06	2,679
630,000	American Standard, 7.375%, 2/1/08	696
700,000	AmerisourceBergen Corp., 8.125%, 9/1/08	770
650,000	Autonation Inc., 9.00%, 8/1/08	748
1,000,000	Bank One Corp., 1.80%, 8/11/06	1,001
500,000	Bowater Inc., 4.88%, 3/15/10	505
1,500,000	Boyd Gaming Corp Loan, 3.406%, 6/30/11	1,521
700,000	British Telecom PLC, 7.875%, 12/15/05	739
600,000	Chesapeake Energy Corp., 8.375%, 11/1/08	654
3,440,000	Clear Channel Communication, 6.00%, 11/1/06	3,610
3,400,000	Continental Cablevision, 8.30%, 5/15/06	3,659
1,500,000	Corp Andina De Fomento, 2.46%, 1/26/07	1,503
3,500,000	Credit Suisse FB USA, 5.75%, 4/15/07	3,714
325,000	CSC Holdings Inc., 8.125%, 07/15/09	358
650,000	D.R. Horton, Inc., 8.00%, 2/1/09	733
3,500,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	3,680
1,500,000	Davita Inc Loan, 3.606%, 3/31/09	1,517
3,730,000	Devon Energy Corp., 2.75%, 8/1/06	3,712
825,918	DirecTV Holdings LLC, 4.07%, 3/6/10	840
700,000	Echostar DBS Corp., 5.26%, 10/1/08	728
100,000	Echostar DBS Corp., 6.375%, 10/1/11	104
4,510,000	Ford Motor Credit Co., 6.50%, 1/25/07	4,738
3,410,000	France Telecom, 7.95%, 3/1/06	3,628
1,700,000	Freescale Semiconductor 144A, 4.82%, 7/15/09 (b)	1,760
800,000	Gap Inc., 6.90%, 9/15/07	868
2,000,000	General Electric Cap Corp., 1.95%, 3/9/07	2,003
1,400,000	General Motors Acceptance Corp., 2.58%, 3/20/07	1,392
4,940,000	General Motors Acceptance Corp., 5.625%, 5/15/09	4,988
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	794
750,000	Harrahs Operating Co., 7.875%, 12/15/05	788
800,000	HCA Inc., 7.875%, 2/1/11	886

Principal or Shares	Security Description	Value (000)
384,000	Host Marriott Corp., 7.875%, 8/1/08	$395
3,480,000	Household Finance Corp., 5.75%, 1/30/07	3,678
3,510,000	Intl Lease Finance Corp., 5.625%, 6/1/07	3,697
3,540,000	John Deere Capital Corp., 5.125%, 10/19/06	3,682
750,000	KB Home, 8.625%, 12/15/08	849
3,690,000	Liberty Media Corp., 3.50%, 9/25/06	3,694
250,000	Mandalay Resort Group, 10.25%, 8/1/07	285
500,000	Mandalay Resort Group, 6.45%, 2/1/06	516
800,000	MGM Mirage Inc., 6.00%, 10/1/09	828
3,500,000	Morgan Stanley, 2.235%, 7/27/07	3,499
3,000,000	New York Life Global Funding 144A, 1.82%, 2/26/07 (b)	3,000
1,300,000	Nisource Finance Corp., 2.44%, 5/4/05	1,301
650,000	Panamsat Corp., 6.375%, 1/15/08	673
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	682
175,000	Park Place Entertainment Corp., 9.375%, 2/15/07	196
650,000	Penney (JC) Co., 7.60%, 4/1/07	713
650,000	Ryland Group, 8.00%, 8/15/06	699
700,000	Saks Inc., 8.25%, 11/15/08	767
3,480,000	Sprint Capital Corp., 6.00%, 1/15/07	3,680
800,000	SPX Corporation, 6.25%, 6/15/11	816
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	807
3,480,000	Time Warner Inc., 6.15%, 5/1/07	3,722
650,000	Unisys Corp., 8.125%, 6/1/06	691
3,510,000	Viacom Inc., 5.625%, 5/1/07	3,727
Foreign Government (0%)
550,735	Croatia, 2.81%, 7/31/06	551
Mortgage Backed Securities (38%)
4,359,091	BSABS 2004-SD2 A3, 4.63%, 3/25/44	4,375
2,684,435	Crusade Global Trust, 2.27%, 1/17/34	2,688
8,000,000	FHLMC #782784, 4.43%, 10/1/34	8,118
901,575	FHLMC # 1B02324, 5.74%, 4/1/32	925
9,500,000	FHLMC, 3.50%, 11/15/09	9,565
1,753,560	FHLMC, 3.50%, 6/15/17	1,762
2,880,000	FHR 2735 TU, 3.50%, 8/15/15	2,896
6,168,000	FHR 2676 LT, 3.00%, 4/15/17	6,155
4,652,571	FNMA #790762, 5.13%, 9/1/34	4,754
5,897,430	FNMA #794797, 4.86%, 10/1/34	6,027
5,752,103	FNMA #708229, 4.32%, 4/1/33	5,834
3,925,345	FNMA #743821, 4.94%, 11/1/33	4,029
2,853,374	FNMA #755867, 4.31%, 12/1/33	2,889
6,206,882	FNMA #790764, 5.14%, 9/1/34	6,342
8,081,585	FNMA #794792, 5.25%, 10/1/34	8,247
2,694,800	FNMA, 3.50%, 9/25/09	2,710
1,542,306	GNR 2002-76, 2.09%, 1/16/31	1,542

25	Paydenfunds

Principal or Shares	Security Description	Value (000)
4,300,000	Holmes Financing PLC, 2.22%, 1/15/08	$4,306
4,733,060	INDX 2004-AR6, 5.506%, 8/25/34	4,883
2,510,801	Medallion Trust, 2.10%, 12/21/33	2,513
542,480	Medallion Trust, 2.11%, 12/18/31	543
2,808,106	Mellon Residential Funding Corp., 2.30%, 8/15/32	2,808
589,695	Morgan Stanley Capital, 6.22%, 6/3/30	597
5,440,419	MSM 2004-5AR, 3.97%, 7/25/34	5,616
4,500,000	Permanent Financing PLC, 2.01%, 9/10/07	4,501
3,368,170	SARM 2004-14 1A, 5.13%, 10/25/34	3,451
7,168,459	SASC 2003-37A 6A, 5.00%, 12/25/33	7,318
1,833,352	Sequoia Mortgage Trust, 2.31%, 10/20/27	1,834
7,800,000	WALT 2003-1, 3.26%, 3/15/10	7,799
7,588,708	WFMBS 2004-I, 3.39%, 7/25/34	7,585
U.S. Treasury (27%)
6,500,000	U.S. Treasury Bill, 1.60%, 1/6/05 (b)	6,478
11,400,000	U.S. Treasury Note, 1.50%, 3/31/06	11,265
28,580,000	U.S. Treasury Note, 1.875%, 1/31/06	28,425
35,400,000	U.S. Treasury Note, 2.75%, 8/15/07	35,380
12,850,000	U.S. Treasury Note, 3.125%, 5/15/07	12,980
330,000	U.S. Treasury Note, 5.625%, 2/15/06	344
Investment Companies (0%)
316,459	Bunker Hill Money Market Fund *	316

Total (Cost - $345,303) (a) (99%)		345,874
Other Assets, net of Liabilities (1%)		2,390

Net Assets (100%)		$348,264

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$896
Unrealized depreciation	(325)

Net unrealized appreciation	$571

(b)	Discount rate at time of purchase

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
347	U.S. Treasury 2 Year Note Future	Dec-04	$73,483	$122

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 4,420)	1.2203	$3,622	$161
Liability:
12/16/2004	Australian Dollar (Sell 4,890)	0.7444	$3,640	$(177)

See notes to financial statements.

Annual Report	26

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. Government Obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition
U.S. Treasury	45%
Mortgage Backed Securities	36%
U.S. Government Agency	19%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (36%)
411,245	FHLMC # 1B02324, 5.74%, 4/1/32	$422
1,455,147	FHLMC #2659, 3.00%, 12/15/21	1,451
951,727	FHLMC ARM #789582, 5.78%, 7/1/32	972
1,789,924	FHR 2676 KM, 3.50%, 12/15/13	1,800
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,697
737,723	FN ARM #790762, 5.13%, 9/1/34	754
938,001	FN ARM #794797, 4.86%, 10/1/34	959
858,467	FNMA #380459, 6.27%, 7/1/05	859
2,326,125	FNMA #708229, 4.32%, 4/1/33	2,359
1,556,386	FNMA #755867, 4.31%, 12/1/33	1,576
983,170	FNMA #790764, 5.14%, 9/1/34	1,005
1,285,480	FNMA #794792, 5.25%, 10/1/34	1,312
1,400,000	FNMA, 3.50%, 11/25/09	1,409
2,000,000	FNMA, 3.50%, 12/25/10	2,015
62,631	FNMA, 6.00%, 5/25/08	63
609,629	GNMA, 7.50%, 8/15/14	651
U.S. Government Agency (19%)
3,600,000	FHLB, 1.875%, 6/15/06	3,555
1,230,000	FNMA, 2.50%, 6/15/08	1,198
3,500,000	FNMA, 3.25%, 1/15/08	3,508
900,000	FNMA, 4.25%, 5/15/09	926
850,000	FNMA, 5.00%, 1/15/07	889
U.S. Treasury (44%)
2,500,000	U.S. Treasury Note, 2.375%, 8/15/06	2,495
3,800,000	U.S. Treasury Note, 2.625%, 3/15/09	3,715
2,750,000	U.S. Treasury Note, 2.625%, 5/15/08	2,719
1,000,000	U.S. Treasury Note, 2.75%, 8/15/07	999
3,000,000	U.S. Treasury Note, 3.125%, 10/15/08	3,007
5,950,000	U.S. Treasury Note, 3.25%, 8/15/07	6,027
2,300,000	U.S. Treasury Note, 4.00%, 6/15/09	2,375
2,300,000	U.S. Treasury Note, 4.375%, 5/15/07	2,394
Investment Companies (0%)
56,303	Bunker Hill Money Market Fund *	56

Total (Cost - $53,351) (a) (99%)		53,167
Other Assets, net of Liabilities (1%)		441

Net Assets (100%)		$53,608

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$139
Unrealized depreciation	(323)

Net unrealized depreciation	$(184)

See notes to financial statements.

27	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. Government Obligations with no limit on the average portfolio maturity.

Portfolio Composition
Mortgage Backed Securities	91%
U.S. Government Agency	5%
Cash Equivalent	3%
U.S. Treasury	1%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (143%)
3,000,000	FH ARM #782784, 4.43%, 10/1/34	$3,044
2,134,379	FHLMC #780444, 5.76%, 3/1/33	2,192
1,497,637	FHLMC #789984, 5.24%, 11/1/32	1,536
1,366,844	FHLMC #846489, 3.49%, 7/1/19	1,407
1,427,590	FHLMC ARM #789582, 5.78%, 7/1/32	1,459
370,390	FHR 1256 CB, 2.57%, 4/15/22	370
3,183,944	FNMA #665367, 2.81%, 8/1/32	3,275
4,183,964	FNMA #753498, 4.83%, 11/1/33	4,281
588,543	FNMA, 8.50%, 9/1/10	634
450,350	FNMA, 9.00%, 8/1/10	485
606,527	FNW 2004-W8, 2.18%, 6/25/44	606
1,135,300	GNMA # 2591, 7.00%, 5/20/28	1,209
750,873	GNMA # 780619, 7.00%, 8/15/12	801
1,263,367	GNMA # 780853, 9.00%, 1/15/10	1,384
430,414	GNMA # 780900, 8.00%, 7/15/12	460
1,885,578	GNMA # 781412, 6.50%, 2/15/17	2,011
1,687,357	GNMA # 781445, 8.00%, 11/15/31	1,840
771,900	GNMA # 80346, 4.50%, 11/20/29	785
82,378	GNMA #3029, 8.50%, 1/20/31	90
7,461,850	GNMA #3515, 5.50%, 2/20/34	7,632
9,310,014	GNMA #3599, 6.50%, 8/20/34	9,825
1,900,594	GNMA #552713, 7.00%, 8/15/32	2,029
593,402	GNMA #579079, 7.00%, 12/15/31	634
1,658,106	GNMA #582100, 7.50%, 4/15/32	1,786
609,004	GNMA #592286, 7.50%, 1/15/33	656
511,872	GNMA #780759, 6.50%, 4/15/13	545
1,112,034	GNMA #780852, 6.50%, 9/15/13	1,185
2,223,837	GNMA #781324, 7.00%, 7/15/31	2,375
116,512	GNMA #781335, 7.00%, 2/15/12	124
6,047,475	GNMA #781527, 6.00%, 11/15/32	6,303
587,717	GNMA #8006, 4.75%, 7/20/22	594
458,143	GNMA #8041, 4.75%, 8/20/22	465
1,930,066	GNMA #80612, 3.50%, 6/20/32	1,947
704,988	GNMA #8062, 4.625%, 10/20/22	714
852,716	GNMA #8228, 4.75%, 7/20/23	860
826,500	GNMA #8301, 4.625%, 10/20/23	835
1,555,602	GNMA #8302, 4.625%, 10/20/23	1,571
934,680	GNMA #8339, 4.625%, 12/20/23	945
638,239	GNMA #8867, 4.625%, 11/20/21	646
517,269	GNMA 1999-37 FJ, 2.44%, 10/16/29	521

Principal or Shares	Security Description	Value (000)
1,205,965	GNMA 2002-24 FA, 2.39%, 4/16/32	$1,214
946,572	GNMA 2002-24, 2.44%, 4/16/32	952
867,691	GNMA 2002-24, 2.44%, 4/16/32	874
1,128,726	GNMA 591551, 7.00%, 7/15/32	1,205
6,897,461	GNMA ARM #3584, 6.00%, 7/20/34	7,171
14,200,000	GNMA TBA, 5.00%, 11/1/33 (b)	14,240
3,500,000	GNMA TBA, 5.00%, 12/1/33 (b)	3,499
23,850,000	GNMA TBA, 5.50%, 11/1/33 (b)	24,394
17,900,000	GNMA TBA, 6.00%, 11/1/33 (b)	18,605
4,400,000	GNMA TBA, 6.50%, 11/1/33 (b)	4,649
1,788,567	GNMA, 2.29%, 9/16/31	1,796
790,271	GNMA, 2.31%, 3/20/29	791
1,612,817	GNMA, 2.34%, 11/16/29	1,618
261,036	GNMA, 2.39%, 5/16/32	263
2,708,483	GNMA, 2.44%, 11/16/29	2,728
859,691	GNMA, 2.46%, 9/20/30	863
637,743	GNMA, 4.625%, 10/20/21	647
577,987	GNMA, 6.50%, 2/15/09	615
174,576	GNR 2000-26 F, 2.31%, 6/20/30	175
1,169,431	GNR 2000-9 FH, 2.39%, 2/16/30	1,177
1,187,280	GNR 2002-4 FY, 2.34%, 1/16/32	1,193
3,953,160	GNR 2002-48 FT, 2.09%, 12/16/26	3,952
1,667,358	GNR 2002-76, 2.09%, 1/16/31	1,667
U.S. Government Agency (7%)
8,500,000	FNMA Disc Note, 1.73%, 11/10/04 (c)	8,496
U.S. Treasury (1%)
1,710,000	U.S. Treasury Bill, 1.77%, 1/20/05 (c)	1,703
Investment Companies (5%)
5,353,028	Bunker Hill Money Market Fund *	5,353

Total (Cost - $179,241) (a) (156%)		179,901
Liabilities in excess of Other Assets (-56%)		(64,623)

Net Assets (100%)		$115,278

Annual Report	28

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,128
Unrealized depreciation	(468)

Net unrealized appreciation	$660

(b)	Security purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
75	U.S. Treasury 2 Year Note Future	Dec-04	$15,882	$5

See notes to financial statements.

29	Paydenfunds

The Fund seeks to maximize total return that is consistent with preservation of capital by generally investing in investment grade inflation-indexed fixed income securities denominated in U.S. and foreign currencies. The Fund may also invest in derivative instruments.

Portfolio Duration
0-3 years	20%
3-5 years	17%
5-7 years	11%
7-10 years	24%
10+ years	28%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (51%)
3,261,822	CWALT 2004 - J7 2A, .55%, 2/25/07	$17
754,767	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	10
42,750	CWHL 2004-7 6A1, 3.68%, 5/25/34	43
29,363	FHLMC Structured, 1.842%, 8/15/08	29
75,244	FHLMC, 2.42%, 2/15/32	76
40,621	FNMA #753498, 4.83%, 11/1/33	42
555,796	FNMA, 1.268%, 3/25/34	21
82,312	FNMA, 4.32%, 2/25/44	85
66,260	GNMA 2002-24, 2.44%, 4/16/32	67
48,530	Impac CMB Trust, 2.25%, 3/25/34	48
32,434	MSM 2004-2AR 1A, 5.22%, 2/25/34	33
38,418	Residential Accredit Loans Inc., 2.23%, 3/25/34	38
35,297	Structured Asset Securities Corp., 4.20%, 3/25/33	36
44,671	Thornburg Mortgage Securities Trust, 2.20%, 3/25/44	45
13,374	Washington Mutual, 2.86%, 4/25/44	13
U.S. Government Agency (10%)
120,000	FNMA Disc Note, 1.94%, 1/12/05 (b)	119
U.S. Treasury Inflation Indexed Notes (89%)
94,083	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13	97
47,273	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	49
51,376	U.S. Treasury Inflation Indexed, 2.375%, 1/15/25	54
106,666	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12	119
89,888	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07	96
33,151	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12	38
26,690	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	34
57,824	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11	66
92,854	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	102
89,226	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	113
83,365	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09	94
101,647	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29	135
58,689	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	69
U.S. Treasury (34%)
385,000	U.S. Treasury Bill, 1.60%, 1/6/05 (b)	384
20,000	U.S. Treasury Bill, 1.77%, 1/20/05 (b)	20
Investment Companies (3%)
38,233	Bunker Hill Money Market Fund *	38

Total (Cost - $2,235) (a) (187%)		2,230
Liabilities in excess of Other Assets (-87%)		(1,035)

Net Assets (100%)		$1,195

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7
Unrealized depreciation	(12)

Net unrealized depreciation	$(5)

(b)	Discount rate at time of purchase

Annual Report	30

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality
AAA	65%
AA	4%
A	10%
BBB	21%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (19%)
2,882,976	Ameriquest Mortgage Securities Inc., 2.30%, 1/25/34	$2,886
4,576,320	ARMS II, 2.09%, 9/10/34	4,580
1,000,000	Bank One Issuance Trust, 2.86%, 5/15/08	1,005
8,600,000	Bank One Issuance Trust, 3.45%, 10/15/11	8,560
5,448,864	BSABS 2004-SD2 A3, 4.63%, 3/25/44	5,469
1,100,000	Chase Credit Card Master Trust, 2.34%, 5/15/09	1,100
18,652	Chase Funding Mortgage Loan Asset Backed, 2.15%, 10/25/30	19
4,600,000	COMET 2004-B2, 2.09%, 12/15/09	4,603
3,887,062	Crusade Global Trust, 2.27%, 1/17/34	3,892
3,042,872	CWL 2003-BC2 2A1, 2.23%, 6/25/33	3,044
6,000,000	CWL 2004-10 2AV2, 2.28%, 9/30/34	6,000
6,400,000	CWL 2004-7 2AV2, 2.28%, 12/25/34	6,400
200,000	DaimlerChrysler Master Owner Trust, 1.93%, 5/15/07	200
9,650,000	First National Master Note Trust, 1.97%, 8/15/08	9,663
3,000,000	FORDF 2004-1 B, 2.09%, 7/15/09	3,006
3,672,622	Los Angeles Arena Funding LLC 144A, 7.65%, 12/15/21 (b)	3,977
4,525,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	4,551
9,830,614	MSAC 2004-NC5, 2.23%, 5/25/34	9,823
6,300,000	Nissan Master Owner Trust Receivables, 1.93%, 9/15/08	6,305
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	12,485
84,200	PUMA Finance Ltd., 2.11%, 3/25/34	84
4,820,000	RCFC 2002-1A 144A, 2.19%, 8/25/05 (b)	4,819
3,234,988	Samsung Capital Auto 144A, 2.29%, 5/23/08 (b)	3,238
24,981	Saxon Asset Securities Trust, 2.18%, 3/25/32	25
42,259	SLM Student Loan Trust, 2.15%, 1/25/11	42
1,285,196	SuperAnnuation Members Home Loan, 2.01%, 12/1/28	1,287
Corporate Bond (30%)
1,960,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (b)	1,926
2,070,000	American Electric Power Co. Inc., 6.125%, 5/15/06	2,167
2,370,000	American General Finance, 5.875%, 7/14/06	2,485
2,290,000	Bank One Corp., 2.625%, 6/30/08	2,216
4,000,000	Bear Stearns Co., 5.70%, 1/15/07	4,223
2,540,000	Boston Properties Inc., 6.25%, 1/15/13	2,763
3,280,000	Cendant Corp., 7.375%, 1/15/13	3,820
3,360,000	Clear Channel Communication, 7.65%, 9/15/10	3,843
4,810,000	Comcast Corp., 7.05%, 3/15/33	5,433

Principal or Shares	Security Description	Value (000)
2,050,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	$2,135
4,630,000	Credit Suisse, 5.875%, 8/1/06	4,865
4,720,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	5,154
3,760,000	Deutsche Telekom, 8.50%, 6/15/10	4,530
1,838,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	2,105
1,957,000	EOP Operating LP, 5.875%, 1/15/13	2,076
10,750,000	Ford Motor Co., 7.45%, 7/16/31	10,469
3,610,000	France Telecom, 8.50%, 3/1/11	4,336
3,230,000	General Mills Inc., 5.125%, 2/15/07	3,363
2,240,000	General Motors Acceptance Corp., 8.00%, 11/1/31	2,318
7,170,000	General Motors Corp., 8.375%, 7/15/33	7,461
1,070,000	Goldman Sachs Group Inc., 2.26%, 4/20/06	1,072
1,250,000	Grupo Televisa SA, 8.00%, 9/13/11	1,444
2,520,000	Hewlett-Packard Co., 5.50%, 7/1/07	2,666
5,950,000	Household Finance Corp., 5.75%, 1/30/07	6,289
3,640,000	International Paper, 5.85%, 10/30/12	3,886
2,190,000	Intl Lease Finance Corp., 4.35%, 9/15/08	2,225
5,110,000	JP Morgan Chase, 5.625%, 8/15/06	5,348
4,440,000	Lehman Brothers Holdings, 6.25%, 5/15/06	4,664
8,170,000	Liberty Media Corp., 5.70%, 5/15/13	8,253
1,730,000	May Department Stores Co. 144A, 5.75%, 7/15/14 (b)	1,787
5,640,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	5,907
2,500,000	Morgan Stanley, 2.235%, 7/27/07	2,499
2,230,000	Nisource Finance Corp., 5.40%, 7/15/14	2,303
3,250,000	Pulte Homes Inc., 7.875%, 8/1/11	3,793
1,790,000	Raytheon Company, 6.75%, 8/15/07	1,955
3,430,000	Simon Property Group LP, 6.375%, 11/15/07	3,705
3,700,000	Sprint Capital Corp., 8.75%, 3/15/32	4,848
2,060,000	Telecom Italia Capital, 5.25%, 11/15/13	2,109
2,610,000	Telefonos De Mexico, 4.50%, 11/19/08	2,633
4,250,000	Time Warner Inc., 7.70%, 5/1/32	5,090
3,530,000	TXU Energy Co., 7.00%, 3/15/13	4,008
3,340,000	US Cellular Corp., 6.70%, 12/15/33	3,389
4,240,000	Verizon Global Corp., 7.25%, 12/1/10	4,946
1,884,000	Vodafone Group PLC, 7.75%, 2/15/10	2,217
2,038,000	Washington Mutual, 5.625%, 1/15/07	2,144
Foreign Government (2%)
4,388,571	Bulgaria Government Bond, 2.75%, 7/28/12	4,378
1,106,977	Croatia, 2.81%, 7/31/06	1,107
3,021,818	Croatia, 2.81%, 7/31/10	3,022
2,600,000	South Africa Government International Bond, 7.375%, 4/25/12	2,982
1,984,000	United Mexican States, 6.375%, 1/16/13	2,108

31	Paydenfunds

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (42%)
4,535,382	BSARM 2001-7 IIA, 3.19%, 6/25/31	$4,672
5,600,000	BSCMS 2004-ESA 144A, 2.21%, 5/14/16 (b)	5,602
22,790,000	FHLMC TBA, 4.50%, 11/1/19 (d)	22,847
591,565	FHR # 2395 FT, 2.32%, 12/15/31	595
2,692,678	FNMA # 670385, 6.50%, 9/1/32	2,837
49,980,000	FNMA TBA, 5.00%, 11/1/19 (d)	50,995
23,200,000	FNMA TBA, 5.50%, 11/1/33 (d)	23,620
43,076,000	FNMA TBA, 6.50%, 11/1/33 (d)	45,284
21,510,000	GNMA TBA, 5.50%, 11/1/33 (d)	22,001
16,275,887	GNSF #781636, 5.50%, 7/15/33	16,688
5,496,273	IMPAC CMB TRUST, 2.35%, 10/25/33	5,529
2,435,054	Liberty Funding Property Ltd., 2.26%, 12/10/34	2,438
53,601,315	MLCC Mortgage Investors Inc., 1.24%, 3/25/28	1,613
243,616	Option One Mortgage Loan Trust, 2.20%, 6/25/32	244
10,705,254	PUMA Finance Ltd, 1.91%, 8/9/35	10,705
2,886,191	Residential Funding Mortgage Securities, 2.06%, 7/25/18	2,886
617,310	Washington Mutual, 3.07%, 11/25/41	617
5,529,338	Washington Mutual, 4.38%, 12/25/32	5,559
16,290,982	Washington Mutual, IO, 0.653%, 11/26/07	122
4,142,455	WFMBS 2003-J 2A1, 4.46%, 10/25/33	4,081
U.S. Government Agency (6%)
12,800,000	FHLMC, 3.25%, 11/2/07	12,849
1,740,000	FHLMC, 5.00%, 7/15/14	1,808
2,469,000	FHLMC, 6.25%, 7/15/32	2,830
10,030,000	FNMA, 3.00%, 8/15/07	10,023
5,500,000	FNMA, 4.25%, 5/15/09	5,662
U.S. Treasury (27%)
1,890,000	U.S. Treasury Bill, 1.49%, 12/2/04 (c)	1,887
5,650,000	U.S. Treasury Bill, 1.58%, 11/12/04 (c)	5,647
72,500,000	U.S. Treasury Bill, 1.60%, 1/6/05 (c)	72,258
36,150,000	U.S. Treasury Bill, 1.77%, 1/20/05 (c)	36,001
20,430,000	U.S. Treasury Bill, 1.88%, 1/27/05 (c)	20,338
2,060,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,433
2,010,000	U.S. Treasury Note, 2.625%, 5/15/08	1,988
10,700,000	U.S. Treasury Note, 5.00%, 8/15/11	11,555
Investment Companies (1%)
7,909,722	Bunker Hill Money Market Fund *	7,910

Total (Cost - $702,927) (a) (127%)		709,652
Liabilities in excess of Other Assets (-27%)		(150,840)

Net Assets (100%)		$558,812

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7,644
Unrealized depreciation	(919)

Net unrealized appreciation	$6,725

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase

(d)	Security was purchased on a delayed delivery basis.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Inc. Default Swap	Dec-04	$1,500	$7
Bellsouth Corp. Default Swap	Sept-05	1,250	13
Lockheed Martin Corp. Default Swap	Aug-05	1,250	9

		$4,000	$29

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 7,319)	1.2203	$5,998	$262

Liability:
12/16/2004	Australian Dollar (Sell 8,213)	0.7444	$6,114	$(294)

Annual Report	32

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	63%
AA	2%
A	8%
BBB	14%
BB or below	13%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (16%)
1,525,440	ARMS II, 2.09%, 9/10/34	$1,527
500,000	Chase Credit Card Master Trust, 2.34%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	1,402
1,357,859	CWL 2003-5 3AV1, 2.27%, 3/25/34	1,361
2,540,000	Distribution Financial Master Trust 2003-2 A, 1.97%, 4/15/08	2,544
1,000,000	FORDF 2004-1 B, 2.09%, 7/15/09	1,002
2,000,000	Holmes Financing PLC, 2.22%, 1/15/08	2,003
1,086,268	Los Angeles Arena Funding LLC 144A, 7.65%, 12/15/21 (b)	1,176
600,000	MBNA Master Credit Card Trust 144A, 2.67%, 7/15/07 (b)	601
2,234,230	MSAC 2004-NC5, 2.23%, 5/25/34	2,233
2,000,000	SAIL 2004-8 A7, 2.23%, 9/25/34	1,996
3,028,499	Samsung Capital Auto 144A, 2.29%, 5/23/08 (b)	3,031
1,077,906	SuperAnnuation Members Home Loan, 2.01%, 12/1/28	1,079
Corporate Bond (31%)
375,000	Allied Waste North America, 6.125%, 2/15/14	347
196,000	Allied Waste of North America, 10.00%, 8/1/09	206
285,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (b)	280
295,000	American Electric Power Co. Inc., 6.125%, 5/15/06	309
350,000	American General Finance, 5.875%, 7/14/06	367
290,000	Amkor Technology Inc., 7.75%, 5/15/13	250
200,000	Ball Corp., 6.875%, 12/15/12	218
340,000	Bank One Corp., 2.625%, 6/30/08	329
600,000	Bear Stearns Co., 5.70%, 1/15/07	633
365,000	Boston Properties Inc., 6.25%, 1/15/13	397
480,000	Cendant Corp., 7.375%, 1/15/13	559
650,000	Chesapeake Energy Corp., 6.875%, 1/15/16	696
480,000	Clear Channel Communication, 7.65%, 9/15/10	549
700,000	Comcast Corp., 7.05%, 3/15/33	791
310,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	323
665,000	Credit Suisse, 5.875%, 8/1/06	699
325,000	CSC Holdings Inc., 8.125%, 07/15/09	358
525,000	D.R. Horton, Inc., 8.00%, 2/1/09	592
690,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	753
545,000	Deutsche Telekom, 8.50%, 6/15/10	657
260,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	298
650,000	Dole Foods Co., 8.625%, 5/1/09	720
300,000	Echostar DBS Corp., 6.375%, 10/1/11	311
295,000	EOP Operating LP, 5.875%, 1/15/13	313
650,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	747

Principal or Shares	Security Description	Value (000)
1,700,000	Ford Motor Co., 7.45%, 7/16/31	$1,656
520,000	France Telecom, 8.50%, 3/1/11	625
480,000	General Mills Inc., 5.125%, 2/15/07	500
330,000	General Motors Acceptance Corp., 8.00%, 11/1/31	342
1,190,000	General Motors Corp., 8.375%, 7/15/33	1,238
325,000	Georgia-Pacific Corp., 8.125%, 5/15/11	379
380,000	Hewlett-Packard Co., 5.50%, 7/1/07	402
77,000	Host Marriott Corp., 7.875%, 8/1/08	79
625,000	Houghton Mifflin Co., 8.25%, 2/1/11	665
870,000	Household Finance Corp., 5.75%, 1/30/07	920
615,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	681
530,000	International Paper, 5.85%, 10/30/12	566
320,000	Intl Lease Finance Corp., 4.35%, 9/15/08	325
500,000	Iron Mountain Inc., 6.625%, 1/1/16	498
600,000	Isle of Capri Casinos, 7.00%, 3/1/14	621
50,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	58
740,000	JP Morgan Chase, 5.625%, 8/15/06	775
500,000	K. Hovnanian Enterprises 144A, 6.375%, 12/15/14 (b)	506
100,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	103
100,000	KB Home, 9.50%, 2/15/11	111
630,000	Lehman Brothers Holdings, 6.25%, 5/15/06	662
1,520,000	Liberty Media Corp., 5.70%, 5/15/13	1,535
250,000	May Department Stores Co. 144A, 5.75%, 7/15/14 (b)	258
250,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	245
795,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	833
400,000	Nalco Co., 7.75%, 11/15/11	433
315,000	Nisource Finance Corp., 5.40%, 7/15/14	325
650,000	Owens-Brockway, 8.875%, 2/15/09	713
400,000	Peabody Energy Corp., 6.875%, 3/15/13	439
505,000	PSEG Energy Holdings, 8.50%, 6/15/11	576
470,000	Pulte Homes Inc., 7.875%, 8/1/11	549
280,000	Raytheon Company, 6.75%, 8/15/07	306
325,000	Reliant Resources Inc., 9.50%, 7/15/13	366
690,000	Saks Inc., 7.00%, 12/1/13	700
250,000	Sequa Corp., 9.00%, 8/1/09	279
505,000	Simon Property Group LP, 6.375%, 11/15/07	545
150,000	Smithfield Foods Inc. 144A, 7.00%, 8/1/11 (b)	161
550,000	Sprint Capital Corp., 8.75%, 3/15/32	721
400,000	Stone Container Corp., 9.75%, 2/1/11	446
340,000	Telecom Italia Capital, 5.25%, 11/15/13	348
370,000	Telefonos De Mexico, 4.50%, 11/19/08	373

33	Paydenfunds

Principal or Shares	Security Description	Value (000)
630,000	Time Warner Inc., 7.70%, 5/1/32	$754
250,000	Triad Hospitals Inc., 7.00%, 11/15/13	256
357,000	TRW Automotive Inc., 9.375%, 2/15/13	411
510,000	TXU Energy Co., 7.00%, 3/15/13	579
300,000	Unisys Corp., 8.125%, 6/1/06	319
300,000	United Auto Group Inc., 9.625%, 3/15/12	334
575,000	United Rentals, 6.50%, 2/15/12	569
490,000	US Cellular Corp., 6.70%, 12/15/33	497
620,000	Verizon Global Corp., 7.25%, 12/1/10	723
310,000	Visteon Corp., 8.25%, 8/1/10	322
275,000	Vodafone Group PLC, 7.75%, 2/15/10	324
305,000	Washington Mutual, 5.625%, 1/15/07	321
Foreign Government (0%)
295,000	United Mexican States, 6.375%, 1/16/13	313
Mortgage Backed Securities (35%)
10,100	Alexandria Real Estate Equities, Inc.	667
3,480,000	FHLMC TBA, 4.50%, 11/1/19 (c)	3,489
709,878	FHR #2395 FT, 2.32%, 12/15/31	714
750,762	FNMA #670385, 6.50%, 9/1/32	791
10,140,000	FNMA TBA, 5.00%, 11/1/19 (c)	10,344
4,970,000	FNMA TBA, 5.50%, 11/1/33 (c)	5,059
8,290,000	FNMA TBA, 6.50%, 11/1/34 (c)	8,714
3,400,000	GNMA TBA, 5.50%, 11/1/34 (c)	3,477
3,613,639	GNSF #781636, 5.50%, 7/15/33	3,704
1,832,091	IMPAC CMB TRUST, 2.35%, 10/25/33	1,842
541,123	Liberty Funding Property Ltd., 2.26%, 12/10/34	542
14,166,062	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	426
2,919,615	PUMA Finance Ltd, 1.91%, 8/9/35	2,919
12,897,027	Washington Mutual, IO, 0.653%, 11/26/07	97
767,783	WFMBS 2003-J 2A1, 4.46%, 10/25/33	756
U.S. Treasury (38%)
295,000	U.S. Treasury Bill, 1.49%, 12/2/04 (d)	295
6,810,000	U.S. Treasury Bill, 1.58%, 11/12/04 (d)	6,807
8,820,000	U.S. Treasury Bill, 1.60%, 1/6/05 (d)	8,791
8,070,000	U.S. Treasury Bill, 1.77%, 1/20/05 (d)	8,037
130,000	U.S. Treasury Bond, 6.00%, 2/15/26	150
960,000	U.S. Treasury Bond, 6.125%, 11/15/27	1,129
2,190,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,587
11,150,000	U.S. Treasury Note, 2.50%, 5/31/06	11,163
720,000	U.S. Treasury Note, 2.625%, 5/15/08	712
5,200,000	U.S. Treasury Note, 3.125%, 5/15/07	5,253
200,000	U.S. Treasury Note, 4.25%, 8/15/14	204
2,120,000	U.S. Treasury Note, 5.00%, 8/15/11	2,290
Investment Companies (5%)
5,815,208	Bunker Hill Money Market Fund *	5,815

Total (Cost - $154,892) (a) (125%)		156,516
Liabilities in excess of Other Assets (-25%)		(31,781)

Net Assets (100%)		$124,735

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,989
Unrealized depreciation	(365)

Net unrealized appreciation	$1,624

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Inc. Default Swap	Dec-04	$500	$2
Bellsouth Corp. Default Swap	Sept-05	1,000	11
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7

		$2,500	$20

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 1,615)	1.2203	$1,323	$58
Liability:
12/16/2004	Australian Dollar (Sell 1,813)	0.7444	$1,350	$(65)

See notes to financial statements.

Annual Report	34

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	5%
BB	22%
B	67%
CCC	6%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
Corporate Bonds (91%)
Automotive (1%)
525,000	Dana Corp., 6.50%, 3/1/09	$553
1,500,000	Rexnord Corporation, 10.125%, 12/15/12	1,695
3,400,000	Tenneco Automotive Inc., 10.25%, 7/15/13	3,961
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	1,693
Banking (1%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,463
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,733
Basic Materials (8%)
5,470,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	6,284
2,500,000	Euramax Intl., 8.50%, 8/15/11	2,663
4,430,000	Georgia-Pacific Corp., 8.125%, 5/15/11	5,172
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	846
3,175,000	Graphic Packaging Int’l, 9.50%, 8/15/13	3,659
3,500,000	Ispat Inland ULC, 9.75%, 4/1/14	4,253
2,470,000	JSG Funding PLC, 9.625%, 10/1/12	2,816
1,300,000	Norske Skog Canada, 8.625%, 6/15/11	1,404
2,470,000	Portola Packaging Inc. 144A, 8.25%, 2/1/12 (b)	1,939
3,500,000	Rockwood Specialties Corp., 10.625%, 5/15/11	3,885
3,850,000	Stone Container Corp., 9.75%, 2/1/11	4,293
100,000	Tembec Industries Inc., 8.50%, 2/1/11	102
1,205,000	Tembec Industries Inc., 8.625%, 6/30/09	1,226
1,300,000	Westlake Chemical Corp., 8.75%, 7/15/11	1,466
Building and Construction (1%)
320,000	D.R. Horton, Inc., 8.00%, 2/1/09	361
2,000,000	K. Hovnanian Enterprises, 7.75%, 5/15/13	2,160
Cable Systems (2%)
1,225,000	CSC Holdings Inc., 7.625%, 4/1/11	1,332
120,000	CSC Holdings Inc., 8.125%, 07/15/09	132
491,289	Dresser, Inc., Term Loan, 4.46%, 4/10/09	499
4,510,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	4,995
4,330,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	4,243
Chemicals (2%)
1,500,000	Borden US/Nova Scot 144A, 9.00%, 7/15/14 (b)	1,641
50,000	Lyondell Chemical Co., 9.625%, 5/1/07	55
9,000	Lyondell Chemical Co., 9.875%, 5/1/07	10

Principal or Shares	Security Description	Value (000)
3,400,000	Nalco Co., 7.75%, 11/15/11	$3,681
2,750,000	United Industries Corp., 9.875%, 4/1/09	2,888
Communications (5%)
3,500,000	Alamosa Delaware Inc., 8.50%, 1/31/12	3,710
5,650,000	AT&T Corporation, 8.05%, 11/15/11	6,476
3,500,000	Cincinnati Bell Inc., 8.375%, 1/15/14	3,343
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,780
5,500,000	Nextel Communications, 7.375%, 8/1/15	6,105
3,000,000	Qwest Corp., 6.875%, 9/15/33	2,580
2,000,000	Rogers Wireless Inc., 6.375%, 3/1/14	1,910
1,230,000	Rogers Wireless Inc., 9.625%, 5/1/11	1,396
Consumer Cyclicals (6%)
4,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	4,573
2,000,000	Eagle-Picher Inc., 9.75%, 9/1/13	2,030
1,500,000	Interline Brands Inc., 11.50%, 5/15/11	1,665
3,075,000	Jafra Cosmetics, 10.75%, 5/15/11	3,506
4,720,000	Jostens IH Corp. 144A, 7.625%, 10/1/12 (b)	4,885
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,207
4,000,000	Oxford Industries Inc., 8.875%, 6/1/11	4,320
4,550,000	Town Sports International, 9.625%, 4/15/11	4,800
3,210,000	United Auto Group Inc., 9.625%, 3/15/12	3,571
Consumer Gooods and Services (13%)
5,500,000	Cenveo Corp., 7.875%, 12/1/13	5,308
3,245,000	Coinmach Corp., 9.00%, 2/1/10	3,359
2,250,000	Constar International, 11.00%, 12/1/12	2,149
4,155,000	Crown Euro Holdings SA, 9.50%, 3/1/11	4,737
2,000,000	Dole Foods Co., 8.875%, 3/15/11	2,215
3,900,000	Elizabeth Arden Inc., 7.75%, 1/15/14	4,158
2,000,000	Geo Group Inc., 8.25%, 7/15/13	2,100
4,190,000	Ingles Markets Inc., 8.875%, 12/1/11	4,525
2,570,000	Iron Mountain Inc., 6.625%, 1/1/16	2,557
1,465,000	Iron Mountain Inc., 7.75%, 1/15/15	1,582
4,500,000	Jean Coutu Group PJC Inc. 144A, 8.50%, 8/1/14 (b)	4,590
3,700,000	Nectar Merger Corp., 7.75%, 2/15/14	3,709
4,500,000	Petro Stopping Center, 9.0%, 2/15/12	4,815
2,240,000	Pilgrim’s Pride Corp., 9.625%, 9/15/11	2,517
3,425,000	Roundy’s Inc, 8.875%, 6/15/12	3,725
2,800,000	Sealy Mattress Co., 8.25%, 6/15/14	2,961
4,000,000	Stater Brothers Holdings, 8.125%, 6/15/12	4,240
1,050,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,155
1,980,000	Victoria Acquisition 144A, 7.875%, 10/1/14 (b)	2,497
Consumer Non-Cyclical (1%)
4,495,000	United Rentals, 6.50%, 2/15/12	4,450

35	Paydenfunds

Principal or Shares	Security Description	Value (000)
Energy (5%)
2,645,000	Amerigas Partners/Eagle Financials, 8.875%, 5/20/11	$2,896
2,250,000	Belden & Blake Corp. 144A, 8.75%, 7/15/12 (b)	2,430
1,395,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,493
1,200,000	Chesapeake Energy Corp., 8.375%, 11/1/08	1,308
3,000,000	El Paso Corp., 7.75%, 1/15/32	2,760
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,329
2,650,000	Grant Prideco Inc., 9.625%, 12/1/07	2,995
1,450,000	KCS Energy Inc., 7.125%, 4/1/12	1,515
3,000,000	Pride International Inc. 144A, 7.375%, 7/15/14 (b)	3,375
4,215,000	Reliant Resources Inc., 9.50%, 7/15/13	4,742
1,500,000	Whiting Petroleum Corp., 7.25%, 5/1/12	1,575
Financial (5%)
20,000,000	Dow Jones CDX 144A, 7.75%, 12/29/09 (b)	20,562
5,000,000	Dow Jones CDX 144A, 8.00%, 12/29/09 (b)	5,113
Food-Retail (1%)
2,000,000	Carrols Corp., 9.50%, 12/1/08	2,063
1,058,000	Dominos Inc., 8.25%, 7/1/11	1,159
Gaming (4%)
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,677
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	85
2,500,000	Hard Rock Hotel Inc., 8.875%, 6/1/13	2,725
2,500,000	Herbst Gaming Inc. 144A, 8.125%, 6/1/12 (b)	2,619
4,785,000	Isle of Capri Casinos, 7.00%, 3/1/14	4,952
75,000	Mandalay Resort Group, 6.45%, 2/1/06	77
1,635,000	MGM Mirage Inc., 6.75%, 9/1/12	1,733
3,200,000	Station Casinos 144A, 6.50%, 2/1/14 (b)	3,376
500,000	Station Casinos, 6.875%, 3/1/16	531
2,160,000	Venetian Casino / LV Sands, 11.00%, 6/15/10	2,481
Healthcare (9%)
2,000,000	Concentra Operating Corp., 9.50%, 8/15/10	2,220
2,500,000	Extendicare Health Services, 6.875%, 5/1/14	2,569
2,270,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	2,281
4,005,000	Iasis Healthcare 144A, 8.75%, 6/15/14 (b)	4,305
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,450
3,725,000	Medex Inc., 8.875%, 5/15/13	4,060
2,600,000	NDCHealth Corp., 10.50%, 12/1/12	2,756
275,000	Perkinelmer Inc., 8.875%, 1/15/13	313
1,610,000	Province Healthcare, 7.50%, 6/1/13	1,819
2,000,000	Select Medical Corp., 7.50%, 8/1/13	2,295
1,000,000	Service Corp Intl, 7.70%, 4/15/09	1,098
260,000	Service Corp Intl., 7.70%, 4/15/09	285
4,000,000	Tenet Healthcare Corp., 6.50%, 6/1/12	3,630
3,770,000	Triad Hospitals Inc., 7.00%, 11/15/13	3,864
5,000,000	US Oncology Inc., 9.00%, 8/15/12	5,400
3,000,000	Vanguard Health Holding, 9.00%, 10/1/14	3,135
1,100,000	Ventas Realty LP/Ventas Capital Corp, 9.00%, 5/1/12	1,279
Industrial (8%)
2,215,000	Allied Waste North America, 6.125%, 2/15/14	2,049
1,194,000	Allied Waste of North America, 10.00%, 8/1/09	1,254
1,425,000	Allied Waste of North America, 9.25%, 9/1/12	1,539
5,000,000	Aviall Inc., 7.625%, 7/1/11	5,400
2,100,000	Fastentech Inc. 144A, 11.50%, 5/1/11 (b)	2,373
1,000,000	Grohe Holdings, 8.625%, 10/1/14	1,323
2,000,000	Horizon Lines 144A, 9.00%, 11/1/12 (b)	2,163
1,200,000	Jacuzzi Brands Inc., 9.625%, 7/1/10	1,350
714,000	K&F Industries Inc., 9.25%, 10/15/07	728
2,600,000	Mueller Group Inc. 144A, 10.00%, 5/1/12 (b)	2,808
2,700,000	Owens-Brockway, 8.875%, 2/15/09	2,963
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,894
1,060,000	SPX Corp., 7.50%, 1/1/13	1,134
4,505,000	Synagro Technologies Inc., 9.50%, 4/1/09	4,809
350,000	Terex Corp., 10.375%, 4/1/11	394

Principal or Shares	Security Description	Value (000)
3,385,000	Texas Industries Inc., 10.25%, 6/15/11	$3,893
3,105,000	Williams Scotsman Inc., 9.875%, 6/1/07	2,981
Leisure and Hotel (4%)
3,700,000	Equinox Holdings Inc., 9.00%, 12/15/09	3,922
302,000	Felcor Lodging LP, 10.00%, 9/15/08	317
3,800,000	Grupo Posadas 144A, 8.75%, 10/4/11 (b)	3,895
2,320,000	Hollywood Entertainment Corp., 9.625%, 3/15/11	2,616
687,000	Host Marriott Corp., 7.875%, 8/1/08	706
2,905,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	3,341
3,250,000	LCE Acquisition Corp., 9.00%, 8/1/14	3,404
2,020,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,121
2,395,000	Six Flags Inc., 8.875%, 2/1/10	2,293
Multimedia (7%)
2,395,000	American Media Operation, 10.25%, 5/1/2009	2,521
2,860,000	Corus Entertainment Inc., 8.75%, 3/1/12	3,189
3,550,000	Dex Media Inc., 8.00%, 11/15/13	3,799
5,250,000	Houghton Mifflin Co., 9.875%, 2/1/13	5,696
3,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	4,146
5,050,000	Media News Group Inc., 6.375%, 4/1/14	5,063
1,700,000	Spanish Broadcasting Systems, 9.625%, 11/1/09	1,787
4,600,000	Warner Music Group 144A, 7.375%, 4/15/14 (b)	4,727
2,000,000	Young Broadcasting Inc., 10.00%, 3/1/11	2,100
Paper and Related Products (1%)
900,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	954
1,550,000	Buckeye Technologies Inc., 8.00%, 10/15/10	1,580
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	829
1,500,000	Graham Packaging Co., 8.50%, 10/15/12	1,574
Satellite (3%)
800,000	Echostar DBS Corp., 6.375%, 10/1/11	829
4,000,000	Echostar DBS Corp. 144A, 6.625%, 10/1/14 (b)	4,090
2,500,000	Innova S De R.L., 9.375%, 9/19/13	2,781
5,425,000	Panamsat Corp., 9.00%, 8/15/14	5,751
Technology (2%)
5,380,000	Amkor Technology Inc., 7.75%, 5/15/13	4,639
750,000	Freescale Semiconductor 144A, 7.125%, 7/15/14 (b)	794
3,465,000	Solectron Corp., 9.625%, 2/15/09	3,871
75,000	Unisys Corp., 8.125%, 6/1/06	80
Utilities (2%)
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,312
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,450
3,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,857
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	912
Investment Companies (8%)
38,170,684	Bunker Hill Money Market Fund *	38,171

Total (Cost - $471,623) (a) (99%)		490,811
Other Assets, Net of Liabilities (1%)		5,663

Net Assets (100%)		$496,474

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$22,085
Unrealized depreciation	(2,897)

Net unrealized appreciation	$19,188

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

See notes to financial statements.

Annual Report	36

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
12/16/2004	Canadian Dollar (Buy 6,035)	1.2203	$4,946	$216
Liability:
12/16/2004	Australian Dollar (Sell 6,772)	0.7444	$5,041	$(243)
11/4/2004	Euro (Sell 4,340)	1.2787	5,549	(220)
11/4/2004	Euro (Sell 1,985)	1.2787	2,538	(94)

			$13,128	$(557)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
526	U.S. Treasury 10 Year Note Future	Dec-04	$59,734	$(607)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Inc. Default Swap	Dec-04	$1,000	$5
Bellsouth Corp. Default Swap	Sept-05	1,000	10
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7
Turkey 3 Year Total Return Swap	Apr-05	4,000	15

		$7,000	$37

See notes to financial statements.

37	Paydenfunds

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	49%
AA	34%
A	9%
BBB	7%
Unrated	1%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
General Obligation (43%)
600,000	California State, 5.25%, 10/1/10	$670
350,000	California State, 5.00%, 2/1/32	355
600,000	Florida State Board of Education, 5.75%, 6/1/12	683
600,000	Georgia State, 5.00%, 3/1/13	673
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	778
600,000	Glendale, AZ, 5.30%, 7/1/12	663
100,000	Huron Valley, MI School District, 5.625%, 5/1/05	102
600,000	Minnesota State, 5.50%, 6/1/08	667
500,000	Montgomery County MD, 5.00%, 1/1/10	541
200,000	Pennsylvania State., 5.00%, 2/1/09	219
365,000	Pennsylvania State., 5.00%, 5/1/09	402
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
700,000	South Carolina State, 5.00%, 1/1/10	776
500,000	Travis Cnty, TX, 5.00%, 3/1/14	555

Total General Obligations		7,090

Revenue (58%)
Airport/Port Revenue (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	440
Health Care (3%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	447
Housing (1%)
170,000	Wisconsin Housing & Economic Development Authority, 5.30%, 11/1/05	171
Industrial Development/Pollution Control (7%)
300,000	Hapeville, GA Development Auth., 1.71%, 11/1/15	300
100,000	Jackson County, MS Port Facility, 1.74%, 6/1/23	100
500,000	Lower Neches Valley Auth., TX, 1.22%, 11/1/29	500
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	269
Lease Revenue (6%)
700,000	California State Public Works, 5.25%, 6/1/13	778
250,000	Charleston, SC Education Excellence Fin. Corp, 5.00%, 12/01/09	273
Miscellaneous Revenue (2%)
100,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	102
250,000	Tobacco Settlement Financing Corporation, NY, 5.25%, 6/1/13	268

Principal or Shares	Security Description	Value (000)
Pre-Refunded (13%)
400,000	Clark County, NV School District, 5.88%, 6/15/13	$414
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	134
100,000	Lenior City,TN Electric System, 4.80%, 6/1/11	109
365,000	New Jersey State Transportation Authority, 6.50%, 6/15/10	434
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	688
300,000	Rutherford County, TN, 5.30%, 4/1/11	338
Tax-Backed Revenue (6%)
500,000	California State Economic Recover, 5.00%, 7/1/23	545
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	250
240,000	Phoenix, AZ Civil Improvement Corp., 5.25%, 7/1/09	261
Transportation (4%)
480,000	Kansas State Department of Transportation, 5.50%, 9/1/08	535
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	111
University Revenue (4%)
100,000	Indiana State Edl Facs Auth., 1.74%, 7/1/32	100
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	209
200,000	Southwest Higher Ed Auth., TX, 1.73%, 7/1/15	200
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	161
Water & Sewer (9%)
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	613
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	668
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	226

Total Revenue		9,644

Investment Companies (1%)
116,900	Dreyfus Tax Exempt Cash Management Fund	117

Total (Cost - $16,246) (a) (102%)		16,851
Liabilities in excess of Other Assets (-2%)		(277)

Net Assets (100%)		$16,574

See notes to financial statements.

Annual Report	38

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$605
Unrealized depreciation	—

Net unrealized appreciation	$605

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
18	U.S. Treasury 10 Year Note Future	Dec-04	$2,044	$(21)

See notes to financial statements.

39	Paydenfunds

The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	60%
AA	20%
A	9%
BBB	10%
Unrated	1%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value (000)
General Obligation (46%)
1,000,000	California State, 5.00%, 2/1/10	$1,095
650,000	California State, 5.00%, 2/1/32	659
500,000	California State, 5.00%, 2/1/20	533
550,000	Chaffy, CA Union High School District, 5.50%, 8/1/17	622
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	1,222
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,113
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,204
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,100
220,000	Peralta, CA Community College District, 5.25%, 8/1/05	226
185,000	Peralta, CA Community College District, 5.25%, 8/1/06	196
900,000	Puerto Rico Commonwealth, 6.25%, 7/1/08	1,024
1,000,000	Puerto Rico Commonwealth, 5.50%, 7/1/17	1,175
1,560,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,818
650,000	Sacramento, CA City Unified School District, 7.00%, 7/1/05	672
1,000,000	Sacramento County, CA, 6.00%, 12/1/15	1,152

Total General Obligations		13,811

Revenue (53%)
Airport/Port Revenue (6%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,086
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	606
Electric & Gas (8%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,218
1,000,000	Los Angeles, CA Dept. Water & Power Rev., 5.00%, 7/1/12	1,119
Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	399
Housing (0%)
15,000	California Housing Finance Agency, 5.20%, 8/1/26	15
Industrial Revenue (0%)
100,000	California Statewide Cmntys PCR, 1.68%, 5/15/24	100
Lease Revenue (7%)
300,000	California State Public Works, 5.25%, 6/1/13	334
1,000,000	California State Public Works, 5.50%, 6/1/15	1,142
600,000	California State Public Works, 5.50%, 6/1/18	673

Principal or Shares	Security Description	Value (000)
Miscellaneous Revenue (4%)
300,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	$305
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	261
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	563
Prerefunded (7%)
1,085,000	Alameda County, CA Certificates of Participation, 5.375%, 6/1/09	1,172
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,089
55,000	Contra Costa County, CA, 5.125%, 8/1/11	62
Tax Allocation (5%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	209
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	163
1,000,000	California State Economic Recover, 3.50%, 7/1/23	1,036
Transportation (11%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,179
1,025,000	San Diego County, CA Transportation Commission, 6.00%, 4/1/06	1,085
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,175
University Revenue (3%)
550,000	California Educational Facilities Authority, 5.00%, 10/1/07	597
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	161
Water & Sewer (1%)
100,000	California Infrastructure & Economic Development Bank, 5.00%, 10/1/07	109
250,000	California State Department of Water Resources, 5.50%, 12/1/08	281

Total Revenue		16,139

Investment Companies (0%)
92,699	Dreyfus State Tax Exempt	93

Total (Cost - $28,278) (a) (99%)		30,043
Other Assets, net of Liabilities (1%)		371

Net Assets (100%)		$30,414

See notes to financial statements.

Annual Report	40

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,771
Unrealized depreciation	(6)

Net unrealized appreciation	$1,765

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
33	U.S. Treasury 10 Year Note Future	Dec-04	$3,747	$(39)

See notes to financial statements.

41	Paydenfunds

Period ended October 31, 2004

Amounts in 000s

	GNMA Fund	Real Return Fund(a)	Core Bond Fund	Opportunity Bond Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Change in net assets resulting from operations	$5,774	$32	$29,195	$6,050
Adjustments to reconcile change in net assets resulting from operations to net cash from operating activities:
Change in unrealized appreciation (depreciation)	(563)	5	(6,696)	(424)
Change in interest and dividends receivable	249	(13)	(154)	124
Change in paydown receivable	189	(2)	407	163
Amortization/accretion	4	(4)	(1,495)	(421)
TBA commitment income	(2,733)	(10)	(4,005)	(848)
Change in other assets	8	(15)	161
Change in other liabilities	(31)	26	306	(20)
Purchase of investments	(912,222)	(12,979)	(5,790,323)	(1,531,018)
Proceeds from sales of investments	887,742	11,603	5,617,223	1,522,203
Payments for futures variation	(121)	5	108	(148)
Net change in forward exchange contracts			192	189
Paydowns	70,852	154	47,160	10,289

Net Cash From Operating Activities	49,148	(1,198)	(107,921)	6,139

CASH FLOW FROM FINANCING ACTIVITIES:
Payment for fund shares redeemed	(103,943)	(198)	(108,749)	(44,849)
Proceeds from fund shares sold	52,697	1,364	216,671	41,939
Cash paid for dividends and capital gains	(801)	(3)	(399)	(98)
Purchase of TBA transactions	(877,813)	(8,959)	(2,439,221)	(521,777)
Proceeds from sales of TBA transactions	880,712	8,994	2,439,619	518,646

Net Cash From Financing Activities	(49,148)	1,198	107,921	(6,139)

CHANGE IN CASH	0	0	0	0

Beginning Cash	0	0	0	0

Ending Cash	$0	$0	$0	$0

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING
Reinvestment of distributions	7,021	41	21,844	11,647

(a)	Fund commenced operations February 27, 2004.

See notes to financial statements.

Annual Report	42

October 31, 2004

Numbers in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
ASSETS:
Investments, at value*	$139,952	$186,271	$25,472
Affiliated investments, at cost	1,800	1,840	1,588
Repurchase agreement, at cost
Foreign cash**	536	859
Cash	104		16
Receivable for:
Interest and dividends	1,783	3,001	482
Paydowns
Investments sold			118
Fund shares sold	10	220	18
Futures, swaps and options contracts			4
Forward currency contracts	63	295	12
Receivable from Advisor (Note 3)
Other assets	30	50	4

Total Assets	144,278	192,536	27,714

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts	894	4,739	14
Investments purchased			668
Fund shares redeemed	39	120	55
Futures, swaps and options contracts	39	26	11
TBA sales commitments
Distributions payable
Accrued expenses:
Investment advisory fees (Note 3)	36	49	7
Administration fees (Note 3)	10	13	2
Trustee fees and expenses	1	1	2
Other liabilities	44	64	50

Total Liabilities	1,063	5,012	809

NET ASSETS	$143,215	$187,524	$26,905

NET ASSETS:
Paid in capital	$146,511	$178,348	$34,534
Accumulated net investment income (loss)	831	4,325	94
Accumulated net realized gains (losses) from investments	(6,125)	(562)	(9,009)
Net unrealized appreciation (depreciation) from:
Investments	954	2,489	41
Translation of assets and liabilities in foreign currencies	1,044	2,924	1,245

NET ASSETS	$143,215	$187,524	$26,905

Outstanding shares of beneficial interest	13,707	18,807	2,286

NET ASSET VALUE — offering and redemption price per share	$10.45	$9.97	$11.77

* Investments, at cost	$138,785	$178,327	$25,744
** Foreign cash, at cost	$530	$829

See notes to financial statements.

43	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$56,430	$88,066	$13,957	$9,033	$232,361	$363,133
1,673	4,306	622	88		798
				115,600

606

105	418	5	2	87	2,168
	4				28
	62		133
6	11		1	326	179
	220	1

			4
9	9	5	18	43	42

58,829	93,096	14,590	9,279	348,417	366,348

			14

			137		3,403
609	3			22	5,126
	61

				138	5

20	6	2		8	58
4	6	1	1	24	23
				2	2
33	31	26	29	53	53

666	107	29	181	247	8,670

$58,163	$92,989	$14,561	$9,098	$348,170	$357,678

$64,234	$105,840	$20,257	$10,165	$348,396	$360,460
399	11	4		(54)	(184)
(9,062)	(14,226)	(7,087)	(1,549)	(172)	(2,111)

2,592	1,364	1,387	482		(487)

$58,163	$92,989	$14,561	$9,098	$348,170	$357,678

5,434	9,404	2,054	1,019	348,339	36,058

$10.70	$9.89	$7.09	$8.93	$1.00	$9.92

$55,511	$92,015	$13,195	$8,639	$347,961	$364,418

See notes to financial statements.

Annual Report	44

October 31, 2004

Numbers in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
ASSETS:
Investments, at value*	$345,558	$53,111	$174,548
Affiliated investments, at cost	316	56	5,353
Repurchase agreement, at cost
Foreign cash**
Cash
Receivable for:
Interest and dividends	2,489	368	619
Paydowns	32	59	278
Investments sold	12,755
Fund shares sold	162	50	3
Futures, swaps and options contracts	43
Forward currency contracts	161
Receivable from Advisor (Note 3)
Other assets	47	10	28

Total Assets	361,563	53,654	180,829

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts	177
Investments purchased	12,919		65,268
Fund shares redeemed	11	5	29
Futures, swaps and options contracts			9
TBA sales commitments	1		108
Distributions payable	18	3	60
Accrued expenses:
Investment advisory fees (Note 3)	76	2	20
Administration fees (Note 3)	24	4	8
Trustee fees and expenses	2		1
Other liabilities	71	32	48

Total Liabilities	13,299	46	65,551

NET ASSETS	$348,264	$53,608	$115,278

NET ASSETS:
Paid in capital	$347,992	$53,903	$118,217
Accumulated net investment income (loss)	(44)	(10)	(28)
Accumulated net realized gains (losses) from investments	(361)	(101)	(3,576)
Net unrealized appreciation (depreciation) from:
Investments	693	(184)	665
Translation of assets and liabilities in foreign currencies	(16)

NET ASSETS	$348,264	$53,608	$115,278

Outstanding shares of beneficial interest	34,107	4,973	11,412

NET ASSET VALUE — offering and redemption price per share	$10.21	$10.78	$10.10

* Investments, at cost	$345,303	$53,351	$179,241
** Foreign cash, at cost

See notes to financial statements.

45	Paydenfunds

Real Return Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$2,192	$701,742	$150,701	$452,640	$16,851	$30,043
38	7,910	5,815	38,171

			3,391	12	466

13	4,360	1,266	10,642	209	419
2
	61,159	207			664
	94	2	1,726	89
	29	20	37
	262	58	216
12				5	1
3	48	13	44	5	4

2,260	775,604	158,082	506,867	17,171	31,597

	294	65	557
1,039	184,428	32,682	3,185	557	1,136
	31,655	502	6,183	1	2
			197	7	12
1	150	25
				5	3

	132	22	143
	40	8	33	1	2
	3	1	6
25	90	42	89	26	28

1,065	216,792	33,347	10,393	597	1,183

$1,195	$558,812	$124,735	$496,474	$16,574	$30,414

$1,207	$548,363	$122,703	$515,288	$15,881	$28,635
1	803	189	341	29
(8)	2,929	209	(37,441)	80	53

(5)	6,754	1,644	18,294	584	1,726
	(32)	(7)	(8)

$1,195	$558,817	$124,738	$496,474	$16,574	$30,414

121	52,134	12,716	58,265	1,632	2,960

$9.92	$10.72	$9.81	$8.52	$10.15	$10.28

$2,235	$702,927	$154,892	$471,623	$16,246	$28,278

See notes to financial statements.

Annual Report	46

Period ended October 31, 2004

Dollars in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
INVESTMENT INCOME:
Interest income (Note 2)	$5,249	$7,143	$4,810
Dividend income
Income from affiliated investment (Note 2)	38	28	34
Foreign tax withholdings

Investment Income	5,287	7,171	4,844

EXPENSES:
Investment advisory fees (Note 3)	439	582	332
Administration fees (Note 3)	117	155	59
Custodian fees	39	63	31
Transfer agent fees	33	44	25
Registration and filing fees	16	19	16
Trustee fees and expenses	15	20	9
Printing and mailing costs	12	12	10
Legal fees	5	7	4
Accounting fees	33	37	20
Insurance	11	26	7
Audit fees	25	38	30
Other expenses	18	29	9
Expenses previously deferred (Note 3)	88

Gross Expenses	851	1,032	552
Custodian credits (Note 2)			(1)
Expense subsidy (Note 3)			(24)

Net Expenses	851	1,032	527

Net Investment Income	4,436	6,139	4,317

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	760	(476)	(8,800)
Foreign currency transactions	888	11,046	(14)
Futures, options and swap contracts	(1,600)	(7,672)	99
Change in net unrealized appreciation (depreciation) from:
Investments	(548)	3,317	(295)
Translation of assets and liabilities in foreign currencies	57	(5,129)	1,245
Futures, options and swap contracts	(161)	(68)	(171)

Net Realized and Unrealized Gains (Losses)	(604)	1,018	(7,936)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,832	$7,157	$(3,619)

See notes to financial statements.

47	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$1	$1,261			$3,854	$5,766
1,511	6	$249	$51
24	18	8	8		56

1,536	1,285	257	59	3,854	5,822

287	147	110	82	476	895
46	42	15	11	254	256
6	23	7	15	26	32
51	22	18	18	59	52
17	15	14	15	21	18
6	4	2	2	32	33
4	2	1	1	23	21
2	2	1	1	12	12
13	9	5	4	64	67
6	3	1	1	26	32
27	27	28	28	24	23
5	22	3	2	15	28
16

486	318	205	180	1,032	1,469
				(4)	(2)
(27)	(84)	(21)	(43)	(392)	(189)

459	234	184	137	636	1,278

1,077	1,051	73	(78)	3,218	4,544

299	(39)	1,694	(718)		(598)
	6
636	2,775	197	14

3,414	319	(1,086)	(972)		(222)

	(12)	3

4,349	3,049	808	(1,676)	—	(820)

$5,426	$4,100	$881	$(1,754)	$3,218	$3,724

See notes to financial statements.

Annual Report	48

Period ended October 31, 2004

Dollars in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
INVESTMENT INCOME:
Interest income (Note 2)	$8,067	$1,655	$6,220
Dividend income
Income from affiliated investment (Note 2)	98	13	24
Foreign tax withholdings

Investment Income	8,165	1,668	6,244

EXPENSES:
Investment advisory fees (Note 3)	924	163	356
Administration fees (Note 3)	264	46	105
Custodian fees	32	7	25
Transfer agent fees	55	27	29
Registration and filing fees	19	15	17
Trustee fees and expenses	34	6	13
Printing and mailing costs	23	3	7
Legal fees	12	2	5
Accounting fees	69	13	25
Insurance	36	9	21
Audit fees	21	26	23
Other expenses	30	11	13
Expenses previously deferred (Note 3)			38

Gross Expenses	1,519	328	677
Custodian credits (Note 2)	(2)		(3)
Expense subsidy (Note 3)	(21)	(67)	(16)

Net Expenses	1,496	261	658

Net Investment Income	6,669	1,407	5,586

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(808)	(29)	(254)
Foreign currency transactions	(25)
Futures, options and swap contracts	1,252		(121)
Change in net unrealized appreciation (depreciation) from:
Investments	(150)	120	558
Translation of assets and liabilities in foreign currencies	(16)
Futures, options and swap contracts	(455)		5

Net Realized and Unrealized Gains (Losses)	(202)	91	188

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,467	$1,498	$5,774

(a)	Fund commenced operations February 27, 2004.

See notes to financial statements.

49	Paydenfunds

Real Return Fund(a)	Core Bond Fund	Opportunity Bond Fund	High Income Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$46	$21,431	$5,863	$33,023	$605	$1,166
		13
	172	48	209

46	21,603	5,924	33,232	605	1,166

2	1,440	348	1,506	51	95
1	412	99	344	13	24
5	60	30	41	3	3
8	72	28	68	16	17
14	21	15	20	14
	50	12	43	1	3
	31	8	32	1	2
4	19	5	18	1	1
1	100	24	84	4	7
	53	14	34	2	3
25	17	25	16	28	26
2	35	30	45	6	10

62	2,310	638	2,251	140	191
	(4)	(2)	(5)
(59)	(18)	(27)		(61)	(43)

3	2,288	609	2,246	79	148

43	19,315	5,315	30,986	526	1,018

(1)	3,209	418	1,473	80	53
	(405)	(79)	158
(5)	380	(28)	(87)

(5)	6,805	534	5,304	9	174
	(32)	(28)	(444)
	(77)	(82)	(914)	(21)	(39)

(11)	9,880	735	5,490	68	188

$32	$29,195	$6,050	$36,476	$594	$1,206

See notes to financial statements.

Annual Report	50

Period ended October 31, 2004

Numbers in 000s

	Global Short Bond Fund		Global Fixed Income Fund
	2004	2003	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$4,436	$3,043	$6,139	$7,631
Net realized gains (losses) on investments	48	351	2,898	3,012
Change in net unrealized appreciation (depreciation)	(652)	1,237	(1,880)	(1,334)

Change in Net Assets Resulting from Operations	3,832	4,631	7,157	9,309

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,219)	(2,105)	(5,498)	(9,170)
Net realized gains from investments				(1,165)
In excess of net realized gains from investments
Return of capital	(1,058)	(898)	(3,098)	(1,605)

Change in Net Assets from Distributions to Shareholders	(4,277)	(3,003)	(8,596)	(11,940)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	123,188	50,595	59,671	145,285
Reinvestment of distributions	4,083	2,938	7,765	9,883
Cost of fund shares redeemed	(90,257)	(18,243)	(85,904)	(211,578)
Proceeds from redemption fees (Note 3)	27		33

Change in Net Assets from Capital Transactions	37,041	35,290	(18,435)	(56,410)

Total Change in Net Assets	36,596	36,918	(19,874)	(59,041)

NET ASSETS:
Beginning of period	106,619	69,701	207,398	266,439

End of period	$143,215	$106,619	$187,524	$207,398

Undistributed net investment income (loss)	$831	$2	$4,325	$378

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	10,191	6,818	20,634	26,174

Shares sold	11,780	4,841	5,973	14,104
Shares issued in reinvestment of distributions	390	282	779	967
Shares redeemed	(8,654)	(1,750)	(8,579)	(20,611)

Change in shares outstanding	3,516	3,373	(1,827)	(5,540)

Outstanding shares at end of period	13,707	10,191	18,807	20,634

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	110,937		190,138
Sale of investments (excluding government)	72,166		197,463
Purchase of government securities	30,613		98,817
Sale of government securities	32,641		112,250

See notes to financial statements.

51	Paydenfunds

Emerging Markets Bond Fund		Growth & Income Fund		Market Return Fund
2004	2003	2004	2003	2004	2003

$4,317	$5,065	$1,077	$1,452	$1,051	$425
(8,715)	12,481	935	(2,677)	2,742	3,002
779	(1,860)	3,414	8,625	307	1,256

(3,619)	15,686	5,426	7,400	4,100	4,683

(4,287)	(5,510)	(1,227)	(999)	(1,146)	(517)
(6,240)

					(18)

(10,527)	(5,510)	(1,227)	(999)	(1,146)	(535)

112,242	67,011	10,393	7,264	68,152	9,065
9,734	5,060	1,197	985	1,120	534
(134,986)	(98,008)	(10,651)	(14,178)	(6,025)	(4,341)
98		38		41

(12,912)	(25,937)	977	(5,929)	63,288	5,258

(27,058)	(15,761)	5,176	472	66,242	9,406

53,963	69,724	52,987	52,515	26,747	17,341

$26,905	$53,963	$58,163	$52,987	$92,989	$26,747

$94	$—	$399	$549	$11	$(10)

4,287	6,158	5,347	5,972	2,934	2,257

9,598	5,605	978	810	6,975	1,131
845	417	112	105	115	65
(12,444)	(7,893)	(1,003)	(1,540)	(620)	(519)

(2,001)	(1,871)	87	(625)	6,470	677

2,286	4,287	5,434	5,347	9,404	2,934

168,732		18,376		82,299
183,495		16,279		19,665
125,114
126,086

See notes to financial statements.

Annual Report	52

Period ended October 31, 2004

Numbers in 000s

	U.S. Growth Leaders Fund
	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$73	$(16)
Net realized gains (losses) on investments	1,891	(418)
Change in net unrealized appreciation (depreciation)	(1,083)	2,838

Change in Net Assets Resulting from Operations	881	2,404

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(69)
Net realized gains from investments
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(69)	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	6,852	7,286
Reinvestment of distributions	67
Cost of fund shares redeemed	(7,843)	(2,125)
Proceeds from redemption fees (Note 3)	3

Change in Net Assets from Capital Transactions	(921)	5,161

Total Change in Net Assets	(109)	7,565

NET ASSETS:
Beginning of period	14,670	7,105

End of period	$14,561	$14,670

Undistributed net investment income (loss)	$4	$—

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	2,197	1,292

Shares sold	973	1,255
Shares issued in reinvestment of distributions	9
Shares redeemed	(1,125)	(350)

Change in shares outstanding	(143)	905

Outstanding shares at end of period	2,054	2,197

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	31,440
Sale of investments (excluding government)	31,648
Purchase of government securities
Sale of government securities

See notes to financial statements.

53	Paydenfunds

Small Cap Leaders Fund		Bunker Hill Money Market Fund		Limited Maturity Fund
2004	2003	2004	2003	2004	2003

$(78)	$(14)	$3,218	$2,075	$4,544	$3,965
(704)	1,941		47	(598)	(337)
(972)	579			(222)	(635)

(1,754)	2,506	3,218	2,122	3,724	2,993

		(3,218)	(2,167)	(5,071)	(4,801)

				(3)	(70)

—	—	(3,218)	(2,167)	(5,074)	(4,871)

5,568	10,279	20,157,972	18,643,904	398,734	460,541
		2,140	945	5,013	4,632
(7,005)	(10,605)	(20,061,711)	(18,598,811)	(367,602)	(419,571)
2		57		61

(1,435)	(326)	98,458	46,038	36,206	45,602

(3,189)	2,180	98,458	45,993	34,856	43,724

12,287	10,107	249,712	203,719	322,822	279,098

$9,098	$12,287	$348,170	$249,712	$357,678	$322,822

$—	$—	$(54)	$(54)	$(184)	$(188)

1,258	1,271	249,938	203,900	32,413	27,821

550	1,310	20,157,972	18,643,904	40,102	46,053
—		2,140	945	504	463
(789)	(1,323)	(20,061,711)	(18,598,811)	(36,961)	(41,924)

(239)	(13)	98,401	46,038	3,645	4,592

1,019	1,258	348,339	249,938	36,058	32,413

45,151				314,010
42,973				117,895
				87,474
				122,759

See notes to financial statements.

Annual Report	54

Period ended October 31, 2004

Numbers in 000s

	Short Bond Fund		U.S. Government Fund
	2004	2003	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$6,669	$5,257	$1,407	$1,901
Net realized gains (losses) on investments	419	2,648	(29)	1,710
Change in net unrealized appreciation (depreciation)	(621)	(1,868)	120	(2,724)

Change in Net Assets Resulting from Operations	6,467	6,037	1,498	887

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,815)	(5,597)	(1,426)	(1,973)
Net realized gains from investments	(2,532)	(2,421)	(1,695)	(1,216)
In excess of net realized gains from investments
Return of capital	(9)

Change in Net Assets from Distributions to Shareholders	(9,356)	(8,018)	(3,121)	(3,189)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	217,234	263,547	10,074	20,082
Reinvestment of distributions	9,139	5,465	3,052	1,935
Cost of fund shares redeemed	(169,787)	(155,458)	(28,172)	(16,598)
Proceeds from redemption fees (Note 3)	61		9

Change in Net Assets from Capital Transactions	56,647	113,554	(15,037)	5,419

Total Change in Net Assets	53,758	111,573	(16,660)	3,117

NET ASSETS:
Beginning of period	294,506	182,933	70,268	67,151

End of period	$348,264	$294,506	$53,608	$70,268

Undistributed net investment income (loss)	$(44)	$(50)	$(10)	$(10)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	28,575	17,615	6,356	5,880

Shares sold	21,232	25,503	931	1,790
Shares issued in reinvestment of distributions	894	529	282	173
Shares redeemed	(16,594)	(15,072)	(2,596)	(1,487)

Change in shares outstanding	5,532	10,960	(1,383)	476

Outstanding shares at end of period	34,107	28,575	4,973	6,356

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	272,672
Sale of investments (excluding government)	178,075
Purchase of government securities	362,814		35,459
Sale of government securities	358,430		24,415

(a)	Fund commenced operations February 27, 2004.

See notes to financial statements.

55	Paydenfunds

GNMA Fund		Real Return Fund	Core Bond Fund		Opportunity Bond Fund
2004	2003	2004(a)	2004	2003	2004	2003

$5,586	$6,856	$43	$19,315	$11,952	$5,315	$6,249
(375)	1,644	(6)	3,184	8,314	311	7,024
563	(3,531)	(5)	6,696	(5,841)	424	(2,781)

5,774	4,969	32	29,195	14,425	6,050	10,492

(7,812)	(9,826)	(44)	(18,909)	(12,200)	(5,175)	(6,525)
	(1,015)		(3,335)		(6,569)	(2,410)

(7,812)	(10,841)	(44)	(22,244)	(12,200)	(11,744)	(8,935)

52,663	113,272	1,364	216,704	239,977	41,891	15,870
7,021	8,625	41	21,844	11,881	11,647	6,340
(103,851)	(116,719)	(198)	(140,379)	(61,753)	(45,374)	(92,692)
19			99		23

(44,148)	5,178	1,207	98,268	190,105	8,187	(70,482)

(46,186)	(694)	1,195	105,219	192,330	2,493	(68,925)

161,464	162,158	—	453,593	261,263	122,242	191,167

$115,278	$161,464	$1,195	$558,812	$453,593	$124,735	$122,242

$(28)	$(28)	1	$803	$246	$189	$(1)

15,794	15,359	—	42,769	24,987	11,899	18,746

5,193	10,818	138	20,477	22,494	4,222	1,538
693	829	4	2,061	1,117	1,188	613
(10,268)	(11,212)	(21)	(13,173)	(5,829)	(4,593)	(8,998)

(4,382)	435	121	9,365	17,782	817	(6,847)

11,412	15,794	121	52,134	42,769	12,716	11,899

		769	437,012		110,213
			322,070		108,341
86,093		334	585,679		165,248
62,312		300	658,456		173,457

See notes to financial statements.

Annual Report	56

Period ended October 31, 2004

Numbers in 000s

	High Income Fund
	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$30,986	$23,541
Net realized gains (losses) on investments	1,544	4,353
Change in net unrealized appreciation (depreciation)	3,946	28,092

Change in Net Assets Resulting from Operations	36,476	55,986

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(30,792)	(23,551)
Net realized gains from investments
In excess of net realized gains from investments
Return of capital	(423)	(106)

Change in Net Assets from Distributions to Shareholders	(31,215)	(23,657)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	317,658	262,448
Reinvestment of distributions	28,174	21,519
Cost of fund shares redeemed	(163,252)	(234,056)
Proceeds from redemption fees (Note 3)	286

Change in Net Assets from Capital Transactions	182,866	49,911

Total Change in Net Assets	188,127	82,240

NET ASSETS:
Beginning of period	308,347	226,107

End of period	$496,474	$308,347

Undistributed net investment income (loss)	$341	$(11)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	36,972	30,396

Shares sold	37,390	32,751
Shares issued in reinvestment of distributions	3,370	2,690
Shares redeemed	(19,467)	(28,865)

Change in shares outstanding	21,293	6,576

Outstanding shares at end of period	58,265	36,972

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	400,628
Sale of investments (excluding government)	241,350
Purchase of government securities	14,397
Sale of government securities	14,444

See notes to financial statements.

57	Paydenfunds

Tax Exempt Bond Fund		California Municipal Income Fund
2004	2003	2004	2003

$526	$733	$1,018	$944
80	588	53	180
(12)	(380)	135	(84)

594	941	1,206	1,040

(526)	(733)	(1,018)	(944)
(285)		(181)	(550)

(811)	(733)	(1,199)	(1,494)

4,877	4,313	3,846	6,376
720	469	1,166	908
(2,736)	(17,299)	(3,524)	(6,096)
3		5

2,864	(12,517)	1,493	1,188

2,647	(12,309)	1,500	734

13,927	26,236	28,914	28,180

$16,574	$13,927	$30,414	$28,914

$29	$29	$—	$—

1,359	2,567	2,815	2,701

474	422	372	620
71	46	115	87
(272)	(1,676)	(342)	(593)

273	(1,208)	145	114

1,632	1,359	2,960	2,815

10,256		15,173
8,298		14,214
483		922
485		925

See notes to financial statements.

Annual Report	58

October 31, 2004

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at no par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

59	Paydenfunds

October 31, 2004

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make

Annual Report	60

delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Credit Swap Contracts

The Core Bond, Opportunity Bond and High Income Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AOL Time Warner Inc., 0%, 12/6/19	4.70%	Merrill Lynch
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro

The Emerging Markets Bond and High Income Funds have entered into a total return credit swap where the Fund and counterparty have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Turkey, 20% 10/17/07	LIBOR + 0.50%	CS First Boston

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

The following Funds earned a fee for entering into dollar roll agreements. The amounts below are included in interest income in the statement of operations.

U.S. Government	$39,098
GNMA	2,733,090
Real Return	10,199
Core Bond	4,005,250
Opportunity Bond	847,602

61	Paydenfunds

October 31, 2004

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Growth & Income, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations.

Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Annual Report	62

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee		3 Year Deferred Expense Subsidy
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	0.60%	$—
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	23,890
Growth & Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	266,988
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	244,142
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	110,902
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	157,590
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%	861,584
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%	539,552
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	143,859
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	223,826
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	281,096
Real Return	0.28%	0.28%	0.28%	0.28%	0.60%	0.38%	58,897
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.44%	17,904
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.48%	27,109
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	172,251
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	122,100

63	Paydenfunds

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2004 (exclusive of interest and taxes).

Effective March 1, 2004 the Short Bond Fund lowered its voluntary expense limit to 0.45%; the Core Bond Fund lowered its voluntary expense limit to 0.44%, and the Opportunity Bond Fund lowered its voluntary expense limit to 0.48%.

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the year. They are not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets. Current year amounts include redemption fees collected by the Distributor in prior years and allocated to the Funds.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

Note 4. Federal Income Taxes (amounts in 000s)

For Federal income tax purposes the following Funds had capital loss carryforwards at year end in the amount indicated below. The carryforwards are available to offset future capital gains, if any.

	Capital Loss Carryforwards
	Expires 2006	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total
Global Short Bond	1,469	212	4,605					6,286
Global Fixed Income							478	478
Emerging Market Bond				766	1,665		5,719	8,150
Growth & Income					5,758	2,575		8,333
Market Return				9,666	3,553			13,219
U.S. Growth Leaders				4,222	2,366	431		7,019
Small Cap Leaders					707		828	1,535
Bunker Hill Money Market					172			172
Limited Maturity					201	781	1,129	2,111
Short Bond							239	239
U.S. Government							10	10
GNMA						975	2,597	3,572
Real Return							8	8
High Income			4,691	22,405	10,944			38,040

The tax character of distributions paid during the fiscal year ended October 31, 2004 is as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains	Return of Capital
Global Short Bond		$3,219		1,058
Global Fixed Income		5,498		3,098
Emerging Market Bond		9,039	$1,488
Growth & Income		1,227
Market Return		1,146
U.S. Growth Leaders		69
Bunker Hill Money Market		3,163
Limited Maturity		5,071		3
Short Bond		8,260	1,087	9
U.S. Government		1,718	1,403
GNMA		7,823
Real Return		44
Core Bond		20,883	1,361
Opportunity Bond		9,667	2,077
High Income		30,792		423
Tax Exempt Bond	$526		285
California Municipal Income	1,018		181

Annual Report	64

At October 31, 2004 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Global Short Bond	$138,934	$3,242	$275	$2,967
Global Fixed Income	178,493	9,811	193	9,618
Emerging Market Bond	26,636	441	17	424
Growth & Income	56,240	4,735	2,872	1,863
Market Return	92,025	514	167	347
U.S. Growth Leaders	13,259	1,565	245	1,320
Small Cap Leaders	8,653	648	180	468
Bunker Hill Money Market	347,961
Limited Maturity	364,597	302	968	(666)
Short Bond	345,347	852	325	527
U.S. Government	53,450	140	423	(283)
GNMA	179,281	1,088	468	620
Real Return	2,255	7	12	(5)
Core Bond	703,293	7,278	919	6,359
Opportunity Bond	154,892	1,866	365	1,501
High Income	471,631	22,077	2,897	19,180
Tax Exempt Bond	16,246	605	0	605
California Municipal Income	28,278	1,771	6	1,765

At October 31, 2004 the components of accumulated earnings (deficit) for Federal income tax purposes are as follows:

	Undistributed Ordinary and Tax Exempt Income	Undistributed Realized Long Term Capital Gains	Capital Loss Carryforwards	Distributions Payable	Total Distributable Earnings
Global Short Bond			$(6,286)		$(6,286)
Global Fixed Income			(478)		(478)
Emerging Market Bond	$94		(8,150)		(8,056)
Growth & Income	399		(8,333)		(7,934)
Market Return	21		(13,219)		(13,198)
U.S. Growth Leaders	4		(7,019)		(7,015)
Small Cap Leaders			(1,535)		(1,535)
Bunker Hill Money Market	(54)		(172)	$138	(88)
Limited Maturity	(5)		(2,111)	5	(2,111)
Short Bond	(18)		(239)	18	(238)
U.S. Government	(3)		(10)	3	(10)
GNMA	12		(3,572)	60	(3,499)
Real Return	1		(8)		(7)
Core Bond	3,003	$1,063			4,066
Opportunity Bond	182	333			515
High Income			(38,040)		(38,040)
Tax Exempt Bond	29	60		5	94
California Municipal Income		13		3	16

65	Paydenfunds

5.    Exempt Interest Income Designation - Unaudited (amounts in 000s)

	Exempt- Interest Dividends	Exempt Interest Dividends Per Share
Tax Exempt Bond	$526	$0.33
California Municipal Income	1,018	0.35

Annual Report	66

For a share outstanding during the periods ended October 31st

	Global Short Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.46	$10.22	$10.07	$9.60	$9.59

Income (loss) from investment activities:
Net investment income	0.24	0.26	0.35	0.30	0.55
Net realized and unrealized gains (losses)	0.06	0.35	0.15	0.49

Total from investment activities	0.30	0.61	0.50	0.79	0.55

Distributions to shareholders:
From net investment income	(0.23)	(0.26)	(0.35)	(0.32)	(0.54)
From net realized gains
Return of capital	(0.08)	(0.11)

Total distributions to shareholders	(0.31)	(0.37)	(0.35)	(0.32)	(0.54)

Net asset value — end of period	$10.45	$10.46	$10.22	$10.07	$9.60

Total return	2.83%	6.06%	5.03%	8.36%	5.93%

Ratios/supplemental data:
Net assets, end of period (000s)	$143,215	$106,619	$69,701	$56,302	$154,031
Ratio of gross expense to average net assets	0.58%	0.60%	0.59%	0.59%	0.53%
Ratio of net expense to average net assets	0.58%	0.60%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.03%	3.64%	4.36%	4.23%	4.16%
Ratio of net investment income to average net assets	3.03%	3.64%	4.45%	4.32%	4.19%
Portfolio turnover rate	87%	68%	166%	272%	143%
The Fund commenced operations on September 18, 1996.

	Global Fixed Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.05	$10.18	$10.36	$9.97	$9.86

Income (loss) from investment activities:
Net investment income	0.16	0.26	(0.09)	0.85	0.49
Net realized and unrealized gains (losses)	0.21	0.14	0.43	0.25	0.16

Total from investment activities	0.37	0.40	0.34	1.10	0.65

Distributions to shareholders:
From net investment income	(0.29)	(0.41)	(0.04)	(0.71)	(0.50)
From net realized gains		(0.05)			(0.04)
Return of capital	(0.16)	(0.07)	(0.48)

Total distributions to shareholders	(0.45)	(0.53)	(0.52)	(0.71)	(0.54)

Net asset value — end of period	$9.97	$10.05	$10.18	$10.36	$9.97

Total return	3.74%	3.94%	3.45%	11.42%	6.96%

Ratios/supplemental data:
Net assets, end of period (000s)	$187,524	$207,398	$266,439	$362,308	$523,397
Ratio of gross expense to average net assets	0.53%	0.56%	0.52%	0.53%	0.51%
Ratio of net expense to average net assets	0.53%	0.56%	0.52%	0.53%	0.51%
Ratio of investment income less gross expenses to average net assets	3.17%	3.26%	3.56%	4.03%	4.68%
Ratio of net investment income to average net assets	3.17%	3.26%	3.56%	4.03%	4.68%
Portfolio turnover rate	160%	168%	159%	110%	131%

The Fund commenced operations on September 1, 1992.

See notes to financial statements.

67	Paydenfunds

	Emerging Markets Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$12.59	$11.32	$10.94	$11.14	$10.51

Income (loss) from investment activities:
Net investment income	0.69	0.79	0.74	1.21	1.05
Net realized and unrealized gains (losses)	0.51	1.34	0.38	0.04	0.79

Total from investment activities	1.20	2.13	1.12	1.25	1.84

Distributions to shareholders:
From net investment income	(0.68)	(0.86)	(0.74)	(1.24)	(1.00)
From net realized gains	(1.38)			(0.21)	(0.21)
Return of capital

Total distributions to shareholders	(2.06)	(0.86)	(0.74)	(1.45)	(1.21)

Proceeds from redemption fees	0.04

Net asset value — end of period	$11.77	$12.59	$11.32	$10.94	$11.14

Total return	11.04%	19.31%	10.54%	11.85%	18.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$26,905	$53,963	$69,724	$29,506	$49,262
Ratio of gross expense to average net assets	0.74%	0.86%	0.80%	0.84%	0.94%
Ratio of net expense to average net assets	0.71%	0.86%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	5.80%	6.55%	7.39%	9.79%	9.42%
Ratio of net investment income to average net assets	5.83%	6.55%	7.39%	9.83%	9.56%
Portfolio turnover rate	461%	187%	134%	226%	146%

The Fund commenced operations on December 17, 1998.

	Growth & Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.91	$8.79	$10.08	$15.61	$16.27

Income (loss) from investment activities:
Net investment income	0.20	0.26	0.18	0.17	0.21
Net realized and unrealized gains (losses)	0.81	1.03	(1.29)	(2.37)	(0.14)

Total from investment activities	1.01	1.29	(1.11)	(2.20)	0.07

Distributions to shareholders:
From net investment income	(0.23)	(0.17)	(0.18)	(0.16)	(0.21)
From net realized gains				(3.17)	(0.52)
Return of capital

Total distributions to shareholders	(0.23)	(0.17)	(0.18)	(3.33)	(0.73)

Proceeds from redemption fees	0.01

Net asset value — end of period	$10.70	$9.91	$8.79	$10.08	$15.61

Total return	10.32%	14.81%	(11.13)%	(17.84)%	0.47%

Ratios/supplemental data:
Net assets, end of period (000s)	$58,163	$52,987	$52,515	$76,889	$104,209
Ratio of gross expense to average net assets	0.82%	1.00%	0.93%	0.85%	0.79%
Ratio of net expense to average net assets	0.80%	0.80%	0.75%	0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	1.85%	2.50%	1.56%	1.35%	1.25%
Ratio of net investment income to average net assets	1.87%	2.71%	1.74%	1.45%	1.29%
Portfolio turnover rate	30%	155%	54%	12%	72%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

Annual Report	68

For a share outstanding during the period ended October 31st

	Market Return Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.12	$7.68	$9.29	$13.02	$14.94

Income (loss) from investment activities:
Net investment income	0.20	0.15	0.26	0.66	0.84
Net realized and unrealized gains (losses)	0.78	1.49	(1.61)	(3.73)	(0.38)

Total from investment activities	0.98	1.64	(1.35)	(3.07)	0.46

Distributions to shareholders:
From net investment income	(0.21)	(0.19)	(0.26)	(0.66)	(0.84)
From net realized gains					(1.54)
Return of capital		(0.01)

Total distributions to shareholders	(0.21)	(0.20)	(0.26)	(0.66)	(2.38)

Net asset value — end of period	$9.89	$9.12	$7.68	$9.29	$13.02

Total return	10.75%	21.72%	(14.98)%	(24.13)%	3.15%

Ratios/supplemental data:
Net assets, end of period (000s)	$92,989	$26,747	$17,341	$19,826	$59,031
Ratio of gross expense to average net assets	0.61%	0.85%	0.82%	0.59%	0.53%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	1.84%	1.59%	2.37%	5.55%	5.75%
Ratio of net investment income to average net assets	2.00%	1.99%	2.74%	5.69%	5.83%
Portfolio turnover rate	44%	294%	129%	92%	96%
The Fund commenced operations on December 1, 1995.

	U.S. Growth Leaders Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$6.68	$5.50	$6.49	$11.42	$10.53

Income (loss) from investment activities:
Net investment income	0.03	(0.01)		0.08	0.07
Net realized and unrealized gains (losses)	0.41	1.19	(0.95)	(4.63)	0.95

Total from investment activities	0.44	1.18	(0.95)	(4.55)	1.02

Distributions to shareholders:
From net investment income	(0.03)		(0.01)	(0.12)	(0.05)
From net realized gains				(0.23)	(0.08)
In excess of net realized gains				(0.03)
Return of capital			(0.03)

Total distributions to shareholders	(0.03)	0.00	(0.04)	(0.38)	(0.13)

Net asset value — end of period	$7.09	$6.68	$5.50	$6.49	$11.42

Total return	6.51%	21.44%	(14.79)%	(40.75)%	9.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$14,561	$14,670	$7,105	$11,700	$18,959
Ratio of gross expense to average net assets	1.11%	1.40%	1.27%	1.26%	1.23%
Ratio of net expense to average net assets	1.00%	1.00%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	0.29%	(0.57)%	(0.43)%	0.61%	0.52%
Ratio of net investment income to average net assets	0.40%	(0.16)%	0.04%	1.07%	0.95%
Portfolio turnover rate	182%	188%	449%	199%	229%

The Fund commenced operations on June 17, 1999.

See notes to financial statements.

69	Paydenfunds

	Small Cap Leaders Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.77	$7.95	$9.45	$11.63	$10.00

Income (loss) from investment activities:
Net investment income	(0.08)	(0.01)	0.02	0.13	0.05
Net realized and unrealized gains (losses)	(0.76)	1.83	(1.50)	(1.45)	1.60

Total from investment activities	(0.84)	1.82	(1.48)	(1.32)	1.65

Distributions to shareholders:
From net investment income			(0.02)	(0.10)	(0.02)
From net realized gains				(0.76)
Return of capital

Total distributions to shareholders	0.00	0.00	(0.02)	(0.86)	(0.02)

Net asset value — end of period	$8.93	$9.77	$7.95	$9.45	$11.63

Total return *	(8.59)%	22.90%	(15.70)%	(11.44)%	16.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$9,098	$12,287	$10,107	$16,809	$20,857
Ratio of gross expense to average net assets **	1.32%	1.40%	1.25%	1.11%	1.14%
Ratio of net expense to average net assets **	1.00%	1.00%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	(0.89)%	(0.52)%	(0.47)%	0.56%	0.17%
Ratio of net investment income to average net assets **	(0.57)%	(0.12)%	(0.02)%	0.87%	0.51%
Portfolio turnover rate	355%	407%	508%	251%	138%
The Fund commenced operations on December 20, 1999.

	Bunker Hill Money Market Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.01	0.01	0.02	0.05	0.06
Net realized and unrealized gains (losses)

Total from investment activities	0.01	0.01	0.02	0.05	0.06

Distributions to shareholders:
From net investment income	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)
From net realized gains
Return of capital

Total distributions to shareholders	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)

Net asset value — end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.99%	1.07%	1.79%	4.83%	6.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$348,170	$249,712	$203,719	$375,289	$200,930
Ratio of gross expense to average net assets	0.32%	0.37%	0.36%	0.39%	0.39%
Ratio of net expense to average net assets	0.20%	0.22%	0.30%	0.30%	0.30%
Ratio of investment income less gross expenses to average net assets	0.89%	0.85%	1.78%	4.21%	5.84%
Ratio of net investment income to average net assets	1.01%	1.00%	1.84%	4.30%	5.93%
Portfolio turnover rate	n/a	n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

Annual Report	70

For a share outstanding during the period ended October 31st

	Limited Maturity Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.96	$10.03	$10.14	$9.97	$9.98

Income (loss) from investment activities:
Net investment income	0.15	0.17	0.31	0.56	0.59
Net realized and unrealized gains (losses)	(0.03)	(0.04)	(0.07)	0.17

Total from investment activities	0.12	0.13	0.24	0.73	0.59

Distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.30)	(0.56)	(0.60)
From net realized gains			(0.05)
Return of capital

Total distributions to shareholders	(0.16)	(0.20)	(0.35)	(0.56)	(0.60)

Net asset value — end of period	$9.92	$9.96	$10.03	$10.14	$9.97

Total return	1.19%	1.33%	2.42%	7.44%	6.24%

Ratios/supplemental data:
Net assets, end of period (000s)	$357,678	$322,822	$279,098	$202,379	$178,824
Ratio of gross expense to average net assets	0.46%	0.48%	0.48%	0.51%	0.51%
Ratio of net expense to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	1.36%	1.52%	2.76%	5.39%	5.93%
Ratio of net investment income to average net assets	1.42%	1.60%	2.84%	5.50%	6.04%
Portfolio turnover rate	84%	91%	115%	128%	103%

The Fund commenced operations on May 1, 1994.

	Short Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.31	$10.39	$10.24	$9.69	$9.66

Income (loss) from investment activities:
Net investment income	0.21	0.21	0.37	0.54	0.59
Net realized and unrealized gains (losses)	(0.02)	0.05	0.15	0.55	0.03

Total from investment activities	0.19	0.26	0.52	1.09	0.62

Distributions to shareholders:
From net investment income	(0.21)	(0.22)	(0.37)	(0.54)	(0.59)
From net realized gains	(0.08)	(0.12)
Return of capital

Total distributions to shareholders	(0.29)	(0.34)	(0.37)	(0.54)	(0.59)

Net asset value — end of period	$10.21	$10.31	$10.39	$10.24	$9.69

Total return	1.88%	2.56%	5.16%	11.51%	6.61%

Ratios/supplemental data:
Net assets, end of period (000s)	$348,264	$294,506	$182,933	$83,216	$66,957
Ratio of gross expense to average net assets	0.46%	0.50%	0.49%	0.54%	0.53%
Ratio of net expense to average net assets	0.45%	0.50%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.01%	2.00%	3.40%	5.22%	5.83%
Ratio of net investment income to average net assets	2.02%	2.00%	3.49%	5.36%	5.96%
Portfolio turnover rate	175%	151%	152%	114%	171%

The Fund commenced operations on January 1, 1994.

See notes to financial statements.

71	Paydenfunds

	U.S. Government Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$11.06	$11.42	$11.24	$10.47	$10.45

Income (loss) from investment activities:
Net investment income	0.27	0.30	0.46	0.55	0.59
Net realized and unrealized gains (losses)	(0.02)	(0.15)	0.18	0.77	0.05

Total from investment activities	0.25	0.15	0.64	1.32	0.64

Distributions to shareholders:
From net investment income	(0.27)	(0.31)	(0.46)	(0.55)	(0.60)
From net realized gains	(0.26)	(0.20)			(0.02)
Return of capital

Total distributions to shareholders	(0.53)	(0.51)	(0.46)	(0.55)	(0.62)

Net asset value — end of period	$10.78	$11.06	$11.42	$11.24	$10.47

Total return	2.42%	1.28%	5.93%	12.95%	6.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$53,608	$70,268	$67,151	$63,266	$68,434
Ratio of gross expense to average net assets	0.57%	0.55%	0.55%	0.53%	0.53%
Ratio of net expense to average net assets	0.45%	0.45%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.31%	2.55%	3.96%	4.98%	5.57%
Ratio of net investment income to average net assets	2.43%	2.65%	4.11%	5.11%	5.70%
Portfolio turnover rate	70%	134%	217%	215%	138%
The Fund commenced operations on January 1, 1995.

	GNMA Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.22	$10.56	$10.77	$10.15	$10.11

Income (loss) from investment activities:
Net investment income	0.41	0.41	0.64	0.65	0.69
Net realized and unrealized gains (losses)	0.07	(0.09)	0.02	0.63	0.05

Total from investment activities	0.48	0.32	0.66	1.28	0.74

Distributions to shareholders:
From net investment income	(0.60)	(0.60)	(0.62)	(0.65)	(0.70)
From net realized gains		(0.06)	(0.25)	(0.01)
Return of capital

Total distributions to shareholders	(0.60)	(0.66)	(0.87)	(0.66)	(0.70)

Net asset value — end of period	$10.10	$10.22	$10.56	$10.77	$10.15

Total return	4.89%	3.08%	6.59%	13.00%	7.79%

Ratios/supplemental data:
Net assets, end of period (000s)	$115,278	$161,464	$162,158	$146,296	$113,402
Ratio of gross expense to average net assets	0.52%	0.54%	0.51%	0.50%	0.48%
Ratio of net expense to average net assets	0.50%	0.50%	0.35%	0.35%	0.35%
Ratio of investment income less gross expenses to average net assets	4.23%	3.93%	5.72%	6.09%	6.75%
Ratio of net investment income to average net assets	4.25%	3.97%	5.88%	6.24%	6.88%
Portfolio turnover rate	32%	25%	104%	71%	53%

The Fund commenced operations on August 27, 1999.

See notes to financial statements.

Annual Report	72

For a share outstanding during the period ended October 31st

	Real Return Fund
	2004
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.39
Net realized and unrealized gains (losses)	(0.09)

Total from investment activities	0.30

Distributions to shareholders:
From net investment income	(0.38)
From net realized gains
Return of capital

Total distributions to shareholders	(0.38)

Net asset value — end of period	$9.92

Total return *	3.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,195
Ratio of gross expense to average net assets **	8.30%
Ratio of net expense to average net assets **	0.38%
Ratio of investment income less gross expenses to average net assets **	(2.14)%
Ratio of net investment income to average net assets **	5.78%
Portfolio turnover rate**	18%
The Fund commenced operations on February 27, 2004.	Core Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.61	$10.46	$10.19	$9.30	$9.44

Income (loss) from investment activities:
Net investment income	0.40	0.33	0.45	0.55	0.63
Net realized and unrealized gains (losses)	0.17	0.16	0.27	0.88	(0.13)

Total from investment activities	0.57	0.49	0.72	1.43	0.50

Distributions to shareholders:
From net investment income	(0.39)	(0.34)	(0.45)	(0.54)	(0.64)
From net realized gains	(0.07)
Return of capital

Total distributions to shareholders	(0.46)	(0.34)	(0.45)	(0.54)	(0.64)

Net asset value — end of period	$10.72	$10.61	$10.46	$10.19	$9.30

Total return	5.49%	4.76%	7.37%	15.70%	5.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$558,812	$543,593	$261,263	$149,947	$77,243
Ratio of gross expense to average net assets	0.45%	0.51%	0.50%	0.54%	0.51%
Ratio of net expense to average net assets	0.44%	0.51%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.75%	3.21%	4.50%	5.59%	6.58%
Ratio of net investment income to average net assets	3.74%	3.21%	4.50%	5.63%	6.59%
Portfolio turnover rate	164%	303%	582%	787%	161%
The Fund commenced operations on January 1, 1994. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

73	Paydenfunds

	Opportunity Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.27	$10.20	$10.15	$9.50	$9.67

Income (loss) from investment activities:
Net investment income	0.42	0.47	0.58	0.59	0.68
Net realized and unrealized gains (losses)	0.09	0.22	0.05	0.65	(0.16)

Total from investment activities	0.51	0.69	0.63	1.24	0.52

Distributions to shareholders:
From net investment income	(0.41)	(0.49)	(0.58)	(0.59)	(0.69)
From net realized gains	(0.56)	(0.13)
Return of capital

Total distributions to shareholders	(0.97)	(0.62)	(0.58)	(0.59)	(0.69)

Net asset value — end of period	$9.81	$10.27	$10.20	$10.15	$9.50

Total return	5.21%	6.86%	6.45%	13.38%	5.60%

Ratios/supplemental data:
Net assets, end of period (000s)	$124,735	$122,242	$191,167	$287,263	$310,250
Ratio of gross expense to average net assets	0.51%	0.52%	0.49%	0.49%	0.50%
Ratio of net expense to average net assets	0.49%	0.52%	0.49%	0.48%	0.50%
Ratio of investment income less gross expenses to average net assets	4.26%	4.40%	5.62%	6.13%	6.90%
Ratio of net investment income to average net assets	4.28%	4.40%	5.62%	6.14%	6.90%
Portfolio turnover rate	190%	230%	648%	434%	164%

The Fund commenced operations on December 9, 1996.

	High Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$8.34	$7.44	$8.19	$8.76	$9.52

Income (loss) from investment activities:
Net investment income	0.59	0.64	0.65	0.65	0.85
Net realized and unrealized gains (losses)	0.18	0.91	(0.68)	(0.53)	(0.78)

Total from investment activities	0.77	1.55	(0.03)	0.12	0.07

Distributions to shareholder:
From net investment income	(0.59)	(0.65)	(0.72)	(0.69)	(0.83)
From net realized gains
Return of capital	(0.01)

Total distributions to shareholders	(0.60)	(0.65)	(0.72)	(0.69)	(0.83)

Proceeds from redemption fees	0.01

Net asset value — end of period	$8.52	$8.34	$7.44	$8.19	$8.76

Total return	9.74%	21.55%	(0.59)%	1.38%	0.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$496,474	$308,347	$226,107	$218,527	$139,491
Ratio of gross expense to average net assets	0.52%	0.55%	0.52%	0.58%	0.57%
Ratio of net expense to average net assets	0.52%	0.55%	0.52%	0.57%	0.57%
Ratio of investment income less gross expenses to average net assets	7.19%	8.02%	8.30%	8.56%	8.81%
Ratio of net investment income to average net assets	7.19%	8.02%	8.30%	8.57%	8.81%
Portfolio turnover rate	64%	79%	48%	74%	87%
The Fund commenced operations on December 30, 1997.

See notes to financial statements.

Annual Report	74

For a share outstanding during the period ended October 31st

	Tax Exempt Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.25	$10.22	$10.06	$9.58	$9.43

Income (loss) from investment activities:
Net investment income	0.35	0.34	0.36	0.42	0.45
Net realized and unrealized gains (losses)	0.06	0.03	0.16	0.48	0.16

Total from investment activities	0.41	0.37	0.52	0.90	0.61

Distributions to shareholders:
From net investment income	(0.33)	(0.34)	(0.36)	(0.42)	(0.46)
From net realized gains	(0.18)
Return of capital

Total distributions to shareholders	(0.51)	(0.34)	(0.36)	(0.42)	(0.46)

Net asset value — end of period	$10.15	$10.25	$10.22	$10.06	$9.58

Total return	4.16%	3.71%	5.30%	9.63%	6.70%

Ratios/supplemental data:
Net assets, end of period (000s)	$16,574	$13,927	$26,236	$26,093	$24,757
Ratio of gross expense to average net assets	0.88%	0.78%	0.69%	0.68%	0.69%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.52%
Ratio of investment income less gross expenses to average net assets	2.92%	3.06%	3.39%	4.10%	4.51%
Ratio of net investment income to average net assets	3.30%	3.33%	3.58%	4.28%	4.68%
Portfolio turnover rate	57%	47%	114%	78%	63%
The Fund commenced operations on December 21, 1993.

	California Municipal Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.27	$10.43	$10.42	$9.93	$9.62

Income (loss) from investment activities:
Net investment income	0.35	0.34	0.38	0.40	0.40
Net realized and unrealized gains (losses)	0.08	0.05	0.01	0.49	0.32

Total from investment activities	0.43	0.39	0.39	0.89	0.72

Distributions to shareholders:
From net investment income	(0.35)	(0.34)	(0.38)	(0.40)	(0.41)
From net realized gains	(0.07)	(0.21)
In excess of net realized gains
Return of capital

Total distributions to shareholders	(0.42)	(0.55)	(0.38)	(0.40)	(0.41)

Net asset value — end of period	$10.28	$10.27	$10.43	$10.42	$9.93

Total return	4.24%	3.80%	3.81%	9.12%	7.68%

Ratios/supplemental data:
Net assets, end of period (000s)	$30,414	$28,914	$28,180	$33,693	$34,792
Ratio of gross expense to average net assets	0.64%	0.65%	0.61%	0.61%	0.60%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.28%	3.13%	3.53%	3.81%	4.12%
Ratio of net investment income to average net assets	3.42%	3.28%	3.64%	3.92%	4.22%
Portfolio turnover rate	53%	29%	36%	31%	101%

The Fund commenced operations on December 17, 1998.

See notes to financial statements.

75	Paydenfunds

Shareholders and Board of Trustees

Payden & Rygel Investment Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Payden & Rygel Investment Group (the “Paydenfunds”), comprising the Global Short Bond Fund, Global Fixed Income Fund, Emerging Markets Bond Fund, Growth & Income Fund, Market Return Fund, U.S. Growth Leaders Fund, Small Cap Leaders Fund, Bunker Hill Money Market Fund, Limited Maturity Fund, Short Bond Fund, U.S. Government Fund, GNMA Fund, Real Return Fund, Core Bond Fund, Opportunity Bond Fund, High Income Fund, Tax Exempt Bond Fund and California Municipal Income Fund as of October 31, 2004, and the related statements of operations for the periods then ended, the statement of changes in net assets for each of the periods ended October 31, 2004 and 2003, and the financial highlights for each of the respective periods in the periods ended October 31, 2004. In addition, we have audited the statements of cash flows for the periods ended October 31, 2004 for GNMA Fund, Real Return Fund, Core Bond Fund and Opportunity Bond Fund. These financial statements and financial highlights are the responsibility of the Paydenfunds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Payden & Rygel Investment Group as of October 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, and the cash flows of GNMA Fund, Real Return Fund, Core Bond Fund and Opportunity Bond Fund for the periods ended October 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 22, 2004

Annual Report	76

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The first table is useful in estimating actual expenses paid during the six-month period ended October 31, 2004. It uses the Fund’s actual return and expense ratio for the period (184/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5 times $2.89 for the Global Short Bond Fund yields $30.35 in expense for the period.

	Value May 1, 2004	Value Oct 31, 2004	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
Global Short Bond	$1,000.00	$1,015.80	1.58%	0.57%	$2.89
Global Fixed Income	1,000.00	1,026.10	2.61%	0.54%	2.75
Emerging Markets Bond	1,000.00	1,097.80	9.78%	0.90%	4.75
Growth & Income	1,000.00	1,003.70	0.37%	0.80%	4.03
Market Return	1,000.00	1,036.50	3.65%	0.45%	2.30
U.S. Growth Leaders	1,000.00	1,016.40	1.64%	1.00%	5.07
Small Cap Leaders	1,000.00	960.20	(3.98)%	1.00%	4.93
Bunker Hill Money Market	1,000.00	1,005.70	0.57%	0.20%	1.01
Limited Maturity	1,000.00	1,006.30	0.63%	0.40%	2.02
Short Bond	1,000.00	1,012.00	1.20%	0.45%	2.28
U.S. Government	1,000.00	1,017.10	1.71%	0.45%	2.28
GNMA	1,000.00	1,037.50	3.75%	0.50%	2.56
Real Return	1,000.00	1,065.90	6.59%	0.38%	1.97
Core Bond	1,000.00	1,039.40	3.94%	0.44%	2.26
Opportunity Bond	1,000.00	1,039.40	3.94%	0.48%	2.46
High Income	1,000.00	1,060.40	6.04%	0.53%	2.74
Tax Exempt Bond	1,000.00	1,038.50	3.85%	0.50%	2.56
California Municipal Income	1,000.00	1,041.10	4.11%	0.50%	2.57

77	Paydenfunds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (184/366 days) ended October 31, 2004 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value May 1, 2004	Value Oct 31, 2004	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
Global Short Bond	$1,000.00	$1,022.27	2.23%	0.57%	$2.90
Global Fixed Income	1,000.00	1,022.42	2.24%	0.54%	2.75
Emerging Markets Bond	1,000.00	1,020.61	2.06%	0.90%	4.57
Growth & Income	1,000.00	1,021.11	2.11%	0.80%	4.06
Market Return	1,000.00	1,022.87	2.29%	0.45%	2.29
U.S. Growth Leaders	1,000.00	1,020.11	2.01%	1.00%	5.08
Small Cap Leaders	1,000.00	1,020.11	2.01%	1.00%	5.08
Bunker Hill Money Market	1,000.00	1,024.13	2.41%	0.20%	1.02
Limited Maturity	1,000.00	1,023.13	2.31%	0.40%	2.03
Short Bond	1,000.00	1,022.87	2.29%	0.45%	2.29
U.S. Government	1,000.00	1,022.87	2.29%	0.45%	2.29
GNMA	1,000.00	1,022.62	2.26%	0.50%	2.54
Real Return	1,000.00	1,023.23	2.32%	0.38%	1.93
Core Bond	1,000.00	1,022.92	2.29%	0.44%	2.24
Opportunity Bond	1,000.00	1,022.72	2.27%	0.48%	2.44
High Income	1,000.00	1,022.47	2.25%	0.53%	2.69
Tax Exempt Bond	1,000.00	1,022.62	2.26%	0.50%	2.54
California Municipal Income	1,000.00	1,022.62	2.26%	0.50%	2.54

Annual Report	78

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071 Trustees (1)

W.D. Hilton, Jr. Age 57	Independent Trustee	1993	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Metzler/Payden Investment Group; Director, BM&F, Ltd.

James Clayburn LaForce, Jr. Age 75	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisors Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D. Age 67	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr. Age 60	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Dennis C. Poulsen Age 62	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	All	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney Age 65	Independent Trustee	1992	Private Investor	All

Joan A. Payden Age 73	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff Age 40	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel	All

Mary Beth Syal Age 42	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers (2)

Joan A. Payden Age 73	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yot Chattrabhuti Age 48	Vice President	1997	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh Age 36	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	All

Brian W. Matthews Age 43	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

David L. Wagner Age 53	Vice President and CCO	1996	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock Age 53	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

79	Paydenfunds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

GLOBAL BOND FUNDS

U.S. STOCK FUNDS

U.S. BOND FUNDS

TAX EXEMPT FUNDS

Tax Exempt Bond Fund
California Municipal Income Fund

Paydenfunds
333 South Grand Avenue, Los Angeles, California 90071
800 5-PAYDEN   800 572-9336   payden.com

ITEM 2.	CODE OF ETHICS

Effective June 9, 2003, the registrant adopted “The Payden & Rygel Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Payden & Rygel Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

At its meeting on December 20, 2004, the registrant’s Board of Trustees determined that W.D. Hilton, Jr., Thomas V. McKernan, Jr. and Stender E. Sweeney, each of whom is an independent Trustee of the registrant, are audit committee financial experts for the registrant.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees:

Fiscal year ending October 31, 2004: $409,300

Fiscal year ending October 31, 2003: $378,780

(b) Audit-Related Fees:

Fiscal year ending October 31, 2004: $0

Fiscal year ending October 31, 2003: $0

(c) Tax Fees – For preparation of the annual tax returns (state and Federal) for each Fund:

Fiscal year ending October 31, 2004: $75,600

Fiscal year ending October 31, 2003: $73,625

(d) All Other Fees:

Fiscal year ending October 31, 2004: $0

Fiscal year ending October 31, 2003: $88,625 – Consulting services in connection with registrant’s project on documentation of its disclosure controls and procedures.

(e)(1) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees:

Fiscal year ending October 31, 2004: $75,600 (Item 4(c) and (d))

Fiscal year ending October 31, 2001: $162,250 (Item 4(c) and (d))

(h) In the fiscal years ending October 31, 2004 and October 31, 2003, respectively, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that the information required to be disclosed by the registrant in this report is accumulated and communicated to them as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ JOAN A. PAYDEN
Joan A. Payden Chairman and President

Date: December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Vice President and Chief Financial Officer

Date: December 30, 2004